OCTOBER 31, 1997

Annual Report

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.
NQM
Investment Quality

NQS
Select Quality

NQU
Quality Income

NPF
Premier Income

Photo of: Family at Canyon

Build Your Wealth Automatically

Nuveen offers a number of convenient ways to add to your portfolio and earn the tax-free income you need to achieve your financial goals.


NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time.


EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.


HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase
                                                (continued on inside back cover)

Blow-in copy:
BUILD A BETTER PORTFOLIO WITH NUVEEN
Your financial adviser can show you how you can combine this Nuveen fund with other Nuveen stock and bond investments to build a portfolio that will help you meet your short- and longer-term goals.

Together, you can craft an investment portfolio that provides the income you need today and is positioned for the growth you need for tomorrow, while simultaneously offering tax-efficiency and moderated overall risk.

Talk with your adviser about putting Nuveen's full family of funds and trusts to work for you.

NUVEEN INVESTMENTS CAN HELP
YOU SUSTAIN THE WEALTH OF A LIFETIME

MUTUAL FUNDS
Nuveen Rittenhouse Growth Fund (available February 1998)
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
National Municipal Bond Funds
State-Specific Municipal Bond Funds

UNIT TRUSTS
Equity
Corporate Bond
Municipal Bond

EXCHANGE-TRADED FUNDS
MUNI PREFFERED(R)
PRIVATE ASSET MANAGEMENT

For more information about any of these Nuveen products, including charges and expenses, call your financial adviser for a prospectus where available, or call Nuveen at (800) 621-7227. Please read it carefully before you invest.

Contents
  2   DEAR SHAREHOLDER

  4   ANSWERING YOUR QUESTIONS

  7   NQM PERFORMANCE OVERVIEW

  8   NQS PERFORMANCE OVERVIEW

  9   NQU PERFORMANCE OVERVIEW

 10   NPF PERFORMANCE OVERVIEW

 11   SHAREHOLDER MEETING REPORT

 13   FINANCIAL SECTION

 63   FUND INFORMATION

Ghosted image of: Family at Canyon

Photo of: Timothy R. Schwertfeger
Chairman of the Board


Wealth takes a lifetime to build. Once achieved, it should be preserved

Dear Shareholder

It's a pleasure to report to you on the performance of your Nuveen exchange-traded funds. Over the past 12 months, the funds have performed well, rewarding investors with dependable tax-free income and attractive returns.

Investors continued to enjoy solid dividend yields generated by each fund's portfolio of municipal bonds. As of October 31, 1997, new shareholders were receiving current market yields that ranged from 6.25% to 6.36%. To match these yields, investors in the 31% federal tax bracket would have had to earn at least 9.06% on taxable alternatives. Dividend stability continues to be a hallmark of the Nuveen exchange-traded funds, as the dividends for the four funds in this report were declared a total of 48 times over the past year with only two adjustments.

For the fiscal year ended October 31, 1997, the total return on net asset value of the funds ranged from 8.68% to 9.35%, providing taxable-equivalent returns of 11.70% to 12.43% for investors in the 31% federal income tax bracket. For shareholders in higher tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each fund on pages 7-10.

As the year draws to a close, it seems appropriate to take a moment to look back over what has been an exceptional time for the American economy, the financial markets--and the investors in those markets. 1997 has been distinguished by continued economic strength, the lowest unemployment rates in more than two decades, and progress on fiscal issues, including a reduction in the federal deficit. While much of investors' attention has remained focused on the stock market, the achievements of the bond market should not be overlooked. During 1997, the environment for bond performance was enhanced by a substantial decline in interest rates, reflecting investors' confidence that inflation can remain near its current annual rate of 2.2%, one of the lowest levels for the Consumer Price Index in 30 years.

The events of 1997 have also focused renewed attention on the need for diversification and asset allocation. Stock market volatility, especially in late October, provided a vivid illustration of the steadying effect that fixed income investments can provide in a well-constructed investment portfolio. Nuveen exchange-traded funds provide an excellent balance to other stock and bond investments, and their current yields make them very attractive.

You already know you can rely on Nuveen to provide the tax-advantaged investments you need to achieve your investment goals. Your financial adviser can introduce you to a variety of other Nuveen products and services to round out your portfolio of core investments, including the Nuveen Growth and Income Stock Fund and two balanced stock and bond funds. We have also expanded our private asset management capabilities through the acquisition of Rittenhouse Financial Services, a well-respected growth investment manager. We encourage you to talk to your financial adviser about ways to complement your current Nuveen investment by taking advantage of these additional products and services.

We at Nuveen remain committed to providing you with quality investment solutions that withstand the test of time. We thank you for your confidence in us and our family of investments, and we look forward to our next report to you.
"The funds have performed well, rewarding investors with dependable tax-free income and attractive returns."

Sincerely,





TIMOTHY R. SCHWERTFEGER
Chairman of the Board
December 12, 1997


"The funds have performed well, rewarding investors with dependable tax-free income and attractive returns."

Answering Your Questions

Photo of: Ted Neild

Ted Neild, managing director of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected the performance of the funds over the past year.



WHAT ECONOMIC AND MARKET FACTORS INFLUENCED THE PERFORMANCE OF MUNICIPAL BONDS OVER THE PAST YEAR?
Over the past 12 months, the performance of the municipal bond market was influenced by three major factors: the continued strength of the U.S. economy, minimal inflation (both of which are reflected in the steady-to-declining interest rates evident during the year), and volatility in the equity markets. During 1997, these factors contributed to a positive environment for fixed-income investments, including municipal issues.

Between November 1996 and October 1997, the yield on the 30-year Treasury bond dropped from 6.68% to 6.15%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.80% to 5.40%. The spread between tax-free municipal bonds and taxable Treasury bonds remained tight, making municipal bonds very attractive. The total returns produced in this environment were somewhat muted by a heavy supply of newly issued municipal bonds that temporarily impacted bond prices. The increased supply worked to our advantage, however, as it expanded opportunities to find value in the marketplace.


HOW HAVE THESE FUNDS PERFORMED DURING THIS PERIOD?
As Tim mentioned in his letter to shareholders, total returns for these funds ranged from 8.68% to 9.35% for the 12 months ended October 31, 1997.

The performance of the Nuveen funds covered in this report is especially noteworthy in view of the fact that they were originally constructed in a higher interest rate environment. This means that a large number of bonds in the portfolios are currently valued at substantial premiums. These bonds offer the benefit of additional price stability in volatile markets, but their upside potential during market rallies can be limited.

Over the past year we have held the bonds in these portfolios, with their emphasis on current income and price stability, rather than selling them in an effort to extend duration. In this way, we were able to maintain attractive yields, reduce price volatility, and limit capital gains distributions to shareholders, resulting in more tax-efficient funds.

HOW DOES THE USE OF LEVERAGE IMPACT THE FUNDS' DIVIDENDS?
All the funds in this report use leverage as an additional way to enhance income for common shareholders. Leveraged funds issue short-term preferred shares, which is similar to borrowing money at short-term rates and then investing the proceeds into long-term bonds. The difference in rates boosts the dividend for common shareholders. The dividends of leveraged funds also can be affected by a sudden or prolonged rise in short-term interest rates. As short-term rates increase, preferred shareholders enjoy higher dividends and less income is available for common shareholders.


WHAT ARE YOUR KEY STRATEGIES FOR THE COMING YEAR?
We are currently pursuing several strategies aimed at enhancing the structure of the portfolios. Specifically, we will be focusing on upgrading the call protection of the Nuveen exchange-traded funds. By selling bonds with shorter call protection to retail buyers, we can redeploy assets into the institutional and new offering markets, extending call protection while supporting the funds' dividend yields. We will also be exploring opportunities to purchase discount bonds, which offer the potential for price appreciation as well as longer duration and added income stability if interest rates continue to decline.

Secondly, while credit spreads are tight, we will continue to take advantage of opportunities to purchase bonds with good credit quality at yields that are similar to bonds with lower ratings. During the past year, as the yield differentials between AAA and BBB bonds narrowed, we were able to buy the more highly rated bonds without sacrificing much yield, thereby enhancing the credit quality of our portfolios. We believe that as credit spreads widen again, these high-quality issues will increase in value relative to lower-rated bonds.

We will also continue to look for bonds that are underpriced or undervalued by the market. We believe that by concentrating on identifying individual bonds with current yields, prices, credit quality and future prospects that are exceptionally attractive in relation to other bonds in the market, the portfolio will be positioned to deliver above-market performance.

We also plan to leverage the supply-and-demand opportunities created by new issues and explore bonds that may be overlooked in the secondary markets as attention focuses on new issues. Excess supply, particularly in New York as well as the Sunbelt states, should create buying opportunities. In New York, the supply of newly issued bonds rose 36% in the first nine months of 1997, compared with a 17% increase in municipal supply nationally. Typically, such heavy supply temporarily depresses bond prices, enabling us to inexpensively purchase longer-term bonds, which have the potential to outperform comparable investment candidates.


" We believe that by concentrating on identifying individual bonds with current yields, prices, credit quality and future prospects that are exceptionally attractive in relation to other bonds in the market, the port folio will be positioned to deliver above-market performance."

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
Looking at the year ahead, we believe the overall market will continue to strike a good balance between supply and demand. We expect supply to increase as new issuers continue to enter the market. On the demand side, volatility in the equity markets, plus the potential for a weakening of the economy, could spark increased interest in bonds of all types.

Over the past year, we have seen the number of advance refundings by bond issuers rise. If the lower interest rate environment continues, we can expect more issuers to follow their example. In an advance refunding, the proceeds of a new bond issue are invested in U.S. government or agency securities, with the loan secured by project revenues or general tax receipts. The cash from the escrow account is used to pay off the debt on the original bond issue. Because the coupon rate of the original bond is typically higher than that of the new issue, which is now secured by the federal government and rated AAA, the refunded bonds will appreciate in value.

Overall, we expect our portfolios to continue to benefit from tight credit spreads, as we take advantage of opportunities to enhance quality, yield and the potential for price appreciation.

Nuveen Investment Quality Municipal Fund, Inc.
Performance Overview
As of October 31, 1997

NQM


Fund Highlights
----------------------------------------------------------
Inception Date                                        6/90
----------------------------------------------------------
Share Price                                        15 9/16
----------------------------------------------------------
Net Asset Value                                     $15.77
----------------------------------------------------------
Average Weighted Duration (Years)                     6.12
----------------------------------------------------------
Average Weighted Maturity (Years)                    22.02
----------------------------------------------------------
Net Assets ($000)                                 $809,337
----------------------------------------------------------
Current Market Yield                                 6.36%
----------------------------------------------------------
Taxable Equivalent Yield(1)                          9.22%
----------------------------------------------------------

Annualized Total Return (at NAV)
----------------------------------------------------------
1-Year                                               8.68%
----------------------------------------------------------
3-Year                                               9.62%
----------------------------------------------------------
5-Year                                               7.88%
----------------------------------------------------------
Since Inception                                      8.93%
----------------------------------------------------------

Taxable Equivalent Total Return(2)
----------------------------------------------------------

1-Year                                              11.70%
----------------------------------------------------------
3-Year                                              12.78%
----------------------------------------------------------
5-Year                                              11.16%
----------------------------------------------------------
Since Inception                                     12.20%
----------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



Pie Charts

Credit Quality
BBB/NR                13%
A                      8%
AA                    18%
AAA                   61%


Diversification
Pollution Control      4%
General Obligation     5%
Education              4%
Other                  8%
Water &Sewer           3%
Utilities              7%
Lease Rental           3%
Health Care           15%
Housing               20%
Escrowed Bonds        31%


Bar Chart

Dividend History
11/96    0.0845
12/96    0.0845
1/97     0.0845
2/97     0.0845
3/97     0.0845
4/97     0.0845
5/97     0.0845
6/97     0.0845
7/97     0.0845
8/97     0.0825
9/97     0.0825
10/97    0.0825

Nuveen Select Quality Municipal Fund, Inc.
Performance Overview
As of October 31, 1997

NQS


Fund Highlights
---------------------------------------------------------
Inception Date                                       3/91
---------------------------------------------------------
Share Price                                        15 1/2
---------------------------------------------------------
Net Asset Value                                    $15.48
---------------------------------------------------------
Average Weighted Duration (Years)                    5.14
---------------------------------------------------------
Average Weighted Maturity (Years)                   22.87
---------------------------------------------------------
Net Assets ($000)                                $759,770
---------------------------------------------------------
Current Market Yield                                6.31%
---------------------------------------------------------
Taxable Equivalent Yield(1)                         9.14%
---------------------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------------------

1-Year                                              9.35%
---------------------------------------------------------
3-Year                                             10.57%
---------------------------------------------------------
5-Year                                              8.12%
---------------------------------------------------------
Since Inception                                     8.68%
---------------------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------------------

1-Year                                             12.43%
---------------------------------------------------------
3-Year                                             13.77%
---------------------------------------------------------
5-Year                                             11.43%
---------------------------------------------------------
Since Inception                                    11.90%
---------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



Pie Charts:

Credit Quality
BBB/NR              17%
A                   16%
AA                  13%
AAA                 54%



Diversification
Pollution Control    8%
Water & Sewer        6%
General Obligation   8%
Health Care          4%
Utilities            9%
Other                5%
Transportation      10%
Housing             20%
Escrowed Bonds      30%


Bar Chart

Dividend History
11/96    0.0845
12/96    0.0845
1/97     0.0845
2/97     0.0845
3/97     0.0845
4/97     0.0845
5/97     0.0845
6/97     0.0845
7/97     0.0845
8/97     0.0815
9/97     0.0815
10/97    0.0815

Nuveen Quality Income Municipal Fund, Inc.
Performance Overview
As of October 31, 1997

NQU

Morningstar Rating(1)

Graphic of: 4 stars
----------------------------------------------------------

Fund Highlights
----------------------------------------------------------

Inception Date                                        6/91
----------------------------------------------------------
Share Price                                        16 5/16
----------------------------------------------------------
Net Asset Value                                     $15.73
----------------------------------------------------------
Average Weighted Duration (Years)                     4.17
----------------------------------------------------------
Average Weighted Maturity (Years)                    21.97
----------------------------------------------------------
Net Assets ($000)                               $1,238,536
----------------------------------------------------------
Current Market Yield                                 6.29%
----------------------------------------------------------
Taxable Equivalent Yield(2)                          9.12%
----------------------------------------------------------

Annualized Total Return (at NAV)
----------------------------------------------------------

1-Year                                               8.81%
----------------------------------------------------------
3-Year                                              10.65%
----------------------------------------------------------
5-Year                                               8.77%
----------------------------------------------------------
Since Inception                                      8.87%
----------------------------------------------------------

Taxable Equivalent Total Return(3)
----------------------------------------------------------

1-Year                                              11.89%
----------------------------------------------------------
3-Year                                              13.83%
----------------------------------------------------------
5-Year                                              12.03%
----------------------------------------------------------
Since Inception                                     12.03%
----------------------------------------------------------
1 Overall rating within the municipal bond category for the period ended October
  31, 1997. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. NQU earned five stars for the three-year period and four stars for the five-year period ended October 31, 1997. In an investment category, 10% of funds receive five stars and 22.5% receive four stars. For the period ending October 31, 1997, 197 municipal bond funds were rated for the three-year period, 121 for the five-year period, and eight for the 10-year period.

2 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

3 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



Pie Chart


Credit Quality

BBB/NR                    25%
A                         13%
AA                        15%
AAA                       47%


Diversification

Water & Sewer              5%
Health Care                6%
Pollution Control          4%
Other                     15%
General Obligation         8%
Transportation            10%
Housing                   19%
Escrowed Bonds            33%


Bar Chart

Dividend History
11/96    0.0855
12/96    0.0855
1/97     0.0855
2/97     0.0855
3/97     0.0855
4/97     0.0855
5/97     0.0855
6/97     0.0855
7/97     0.0855
8/97     0.0855
9/97     0.0855
10/97    0.0855

Nuveen Premier Municipal Income Fund, Inc.
Performance Overview
As of October 31, 1997

NPF

Graphic of: 4 stars

Morningstar Rating(1)
---------------------------------------------------------

Fund Highlights
---------------------------------------------------------

Inception Date                                      12/91
---------------------------------------------------------
Share Price                                        16 1/2
---------------------------------------------------------
Net Asset Value                                    $15.62
---------------------------------------------------------
Average Weighted Duration (Years)                    5.05
---------------------------------------------------------
Average Weighted Maturity (Years)                   18.11
---------------------------------------------------------
Net Assets ($000)                                $448,807
---------------------------------------------------------
Current Market Yield                                6.25%
---------------------------------------------------------
Taxable Equivalent Yield(2)                         9.06%
---------------------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------------------

1-Year                                              8.85%
---------------------------------------------------------
3-Year                                             11.07%
---------------------------------------------------------
5-Year                                              9.44%
---------------------------------------------------------
Since Inception                                     8.84%
---------------------------------------------------------

Taxable Equivalent Total Return(3)
---------------------------------------------------------

1-Year                                             11.96%
---------------------------------------------------------
3-Year                                             14.24%
---------------------------------------------------------
5-Year                                             12.59%
---------------------------------------------------------
Since Inception                                    11.88%
---------------------------------------------------------


1 Overall rating within the municipal bond category for the period ended October
  31, 1997. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. NPF earned five stars for the three-year period and four stars for the five-year period ended October 31, 1997. In an investment category, 10% of funds receive five stars and 22.5% receive four stars. For the period ending October 31, 1997, 197 municipal bond funds were rated for the three-year period, 121 for the five-year period, and eight for the 10-year period.

2 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal tax rate of 31%.

3 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

4 The fund paid shareholders a capital gains distribution in December of $0.0391 per share.



Pie Charts


Credit Quality

BBB/NR                    28%
A                         22%
AA                        12%
AAA                       38%



Diversification

Other                      8%
Transportation             5%
Industrial Development     3%
Health Care                7%
Education                  7%
General Obligation        10%
Housing                   29%
Escrowed Bonds            31%



Bar Chart


Dividend History(4)

11/96    0.086
12/96    0.086
1/97     0.086
2/97     0.086
3/97     0.086
4/97     0.086
5/97     0.086
6/97     0.086
7/97     0.086
8/97     0.086
9/97     0.086
10/97    0.086

Shareholder
Meeting Report

Annual Meeting Date: July 30, 1997

                                         Investment Quality        Select Quality        Quality Income
-------------------------------------------------------------------------------------------------------
Total Shares Outstanding:                   35,434,212.8820       33,481,339.4720       53,120,264.9990
=======================================================================================================
Total Shares Voted:                         27,285,464.8300       27,443,224.0020       43,887,422.0950
=======================================================================================================
Robert P. Bremner           For             27,004,188.0910       27,173,082.7930       43,446,241.5850
                            Withhold           281,276.7390          270,141.2090          441,180.5100
-------------------------------------------------------------------------------------------------------
                            Total           27,285,464.8300       27,443,224.0020       43,887,422.0950
=======================================================================================================
Lawrence H. Brown           For             27,018,824.5040       27,192,609.4640       43,470,342.0400
                            Withhold           266,640.3260          250,614.5380          417,080.0550
-------------------------------------------------------------------------------------------------------
                            Total           27,285,464.8300       27,443,224.0020       43,887,422.0950
=======================================================================================================
Anthony T. Dean             For             27,018,324.5040       27,197,531.5000       43,470,695.9880
                            Withhold           267,140.3260          245,698.5020          416,726.1070
-------------------------------------------------------------------------------------------------------
                            Total           27,285,464.8300       27,443,230.0020       43,887,422.0950
=======================================================================================================
Anne E. Impellizzeri        For             27,008,688.7280       27,186,792.3810       43,453,997.0350
                            Withhold           276,776.1020          256,437.6210          433,425.0600
-------------------------------------------------------------------------------------------------------
                            Total           27,285,464.8300       27,443,230.0020       43,887,422.0950
=======================================================================================================
Peter R. Sawers             For             27,014,011.0090       27,199,110.4640       43,473,655.0400
                            Withhold           271,453.8210          244,119.5380          413,767.0550
-------------------------------------------------------------------------------------------------------
                            Total           27,285,464.8300       27,443,230.0020       43,887,422.0950
=======================================================================================================
Judith M. Stockdale         For             26,994,631.3660       27,162,608.4210       43,438,969.2830
                            Withhold           290,833.4640          280,621.5810          448,452.8120
-------------------------------------------------------------------------------------------------------
                            Total           27,285,464.8300       27,443,230.0020       43,887,422.0950
=======================================================================================================
Ratification of Auditors    For             26,870,010.5740       27,044,580.7660       43,254,264.5050
                            Against            129,246.6860          105,411.6480          173,357.6660
                            Abstain            286,207.5700          293,231.5880          459,802.9240
-------------------------------------------------------------------------------------------------------
                            Total           27,285,464.8300       27,443,224.0020       43,887,425.0950
=======================================================================================================

Shareholder
Meeting Report

Annual Meeting Date: July 30, 1997
                                             Premier Income
-----------------------------------------------------------
Total Shares Outstanding:                   19,693,439.0000
===========================================================
Total Shares Voted:                         16,646,435.9470
===========================================================
Robert P. Bremner           For             16,459,787.9960
                            Withhold           186,647.9510
-----------------------------------------------------------
                            Total           16,646,435.9470
===========================================================
Lawrence H. Brown           For             16,473,584.4750
                            Withhold           172,851.4720
-----------------------------------------------------------
                            Total           16,646,435.9470
===========================================================
Anthony T. Dean             For             16,472,484.4750
                            Withhold           173,951.4720
-----------------------------------------------------------
                            Total           16,646,435.9470
===========================================================
Anne E. Impellizzeri        For             16,473,584.4750
                            Withhold           172,851.4720
-----------------------------------------------------------
                            Total           16,646,435.9470
===========================================================
Peter R. Sawers             For             16,473,284.4750
                            Withhold           173,151.4720
-----------------------------------------------------------
                            Total           16,646,435.9470
===========================================================
Judith M. Stockdale         For             16,463,773.0610
                            Withhold           182,662.8860
-----------------------------------------------------------
                            Total           16,646,435.9470
===========================================================
Ratification of Auditors    For             16,435,219.9540
                            Against             65,369.1790
                            Abstain            145,846.8140
-----------------------------------------------------------
                            Total           16,646,435.9470
===========================================================

Ghosted image of: Family at canyon

Financial Section
     Contents

 14   PORTFOLIO OF INVESTMENTS
 47   STATEMENT OF NET ASSETS
 49   STATEMENT OF OPERATIONS
 51   STATEMENT OF CHANGES IN NET ASSETS
 53   NOTES TO FINANCIAL STATEMENTS
 60   FINANCIAL HIGHLIGHTS
 62   INDEPENDENT AUDITOR'S REPORT

Portfolio of Investments
Nuveen Investment Quality
Municipal Fund, Inc. (NQM)
    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               ALASKA - 1.8%

$ 14,850,000   Alaska Housing Finance Corporation, General Housing Purpose Bonds, 1994 Series A,    6/04 at 102    Aa2   $14,859,356
                  5.400%, 12/01/13

               ARKANSAS - 0.4%

   3,250,000   City of North Little Rock, Arkansas, Health Facilities Board, Healthcare            12/06 at 101    Aaa     3,261,863
                  Revenue Bonds (Baptist Health), Series 1996A, 5.400%, 12/01/16

               CALIFORNIA - 15.2%

  22,400,000   California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,  5/03 at 102     AA    22,400,000
                  1993 Series C, 5.600%, 5/01/33

  11,625,000   California Health Facilities Financing Authority, Hospital Revenue Bonds (Childrens  6/01 at 102    Aaa    12,984,311
                  Hospital of Los Angeles), 1991 Series A, 7.125%, 6/01/21 (Pre-refunded to 6/01/01)

   5,700,000   State Public Works Board of the State of California, Lease Revenue Refunding Bonds   6/03 at 102     A1     5,692,248
                  (The Regents of the University of California), 1993 Series A (Various
                  University of California Projects), 5.500%, 6/01/21

   9,830,000   Certificates of Participation (1991 Financing Project), County of Alameda,           9/06 at 102    Aaa    10,490,969
                  California, Alameda County Public Facilities Corporation, 6.000%, 9/01/21

   7,140,000   Culver City Redevelopment Financing Authority, 1993 Tax Allocation Refunding        11/03 at 102    Aaa     6,781,643
                  Revenue Bonds, 5.000%, 11/01/23

   9,740,000   Huntington Park Redevelopment Agency, Single Family Residential Mortgage Revenue    No Opt. Call    Aaa    13,224,582
                  Refunding Bonds, 1986 Series A, 8.000%, 12/01/19

   4,000,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda University       12/03 at 102    BBB     4,232,840
                   Medical Center Project), Series 1993-A, 6.500%, 12/01/18

   2,325,000   City of Loma Linda, California, Hospital Revenue Refunding Bonds (Loma Linda        12/03 at 102    Aaa     2,197,916
                  University Medical Center Project), Series 1993-C, 5.000%, 12/01/22

   7,155,000   Department of Water and Power of The City of Los Angeles, Water Works Refunding      5/03 at 102    Aaa     6,250,250
                  Revenue Bonds, Second Issue of 1993, 4.500%, 5/15/23

  15,770,000   Ontario Redevelopment Financing Authority (San Bernardino County, California),      No Opt. Call    Aaa    20,823,339
                  1995 Revenue Refunding Bonds (Ontario Redevelopment Project No 1),
                  7.400%, 8/01/25

  13,145,000   City of Perris, California, Single Family Mortgage Revenue Bonds (GNMA Mortgage-    No Opt. Call    Aaa    17,284,623
                  Backed Securities), 1988 Series B, 8.200%, 9/01/23 (Alternative Minimum Tax)

               COLORADO - 2.7%

   2,500,000   Colorado Housing Finance Authority, Single Family Program Senior and Subordinate     5/06 at 105    Aa2     2,858,525
                  Bonds, 1996 Series B, 7.450%, 11/01/27

   4,940,000   Castle Pines Metropolitan District, Douglas County, Colorado, General Obligation    12/00 at 102    Aaa     5,536,456
                  Refunding and Improvement Bonds, Series 1990, 7.625%, 12/01/15 (Pre-refunded to 12/01/00)

   2,265,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991A,    11/01 at 100   Baa1     2,521,149
                  8.000%, 11/15/25 (Alternative Minimum Tax)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               COLORADO - continued

$    820,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991A,    1/01 at 100     Baa1    $ 933,488
                  8.000%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)

   7,865,000   Colorado Springs School District No. 11, El Paso County, Colorado, General          2/07 at 125     Aa      9,905,024
                  Obligation Improvement Bonds, Series 1996, 7.125%, 12/01/21

               CONNECTICUT - 2.1%

   7,030,000   Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds,      5/06 at 102     Aa      7,322,378
                  1996 Series D, Subseries D-2, 6.200%, 11/15/27 (Alternative Minimum Tax)

               Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds,
               1997 Series C:
   1,000,000      5.700%, 11/15/17 (Alternative Minimum Tax)                                       1/07 at 102     AA      1,011,270
   8,625,000      5.850%, 11/15/28 (Alternative Minimum Tax)                                       1/07 at 102     AA      8,758,860

               DISTRICT OF COLUMBIA - 0.7%

   5,215,000   District of Columbia Housing Finance Agency, Collateralized Single Family           2/00 at 102     AAA     5,487,640
                   Mortgage Revenue Bonds, Series 1990A, 8.100%, 12/01/23 (Alternative
                   Minimum Tax)

               FLORIDA - 5.0%

   4,000,000   Hillsborough County Port District, Florida (Tampa Port Authority), Revenue          2/00 at 102    Baa1     4,546,200
                  Bonds, Series 1990, 8.250%, 6/01/09 (Pre-refunded to 12/01/00)

  20,000,000   Jacksonville Health Facilities Authority, Health Facilities Revenue                 1/00 at 102    Aaa     22,282,600
                  Refunding Bonds, Daughters of Charity National Health System, Inc.,
                  St. Vincent's Medical Center Issue, Series 1990, 7.500%, 11/01/15
                  (Pre-refunded to 11/01/00)

               Orange County Housing Finance Authority, GNMA Collateralized
               Mortgage Revenue Refunding Bonds, 1990 Series A:
   2,035,000      7.500%, 7/01/10                                                                  7/00 at 103    Aaa      2,162,126
  11,035,000      7.600%, 1/01/24                                                                  7/00 at 103    Aaa     11,841,438

               GEORGIA - 4.4%

   5,990,000   Municipal Electric Authority of Georgia, Power Revenue Bonds, Series Q,             1/98 at 102       A     6,151,371
                  8.375%, 1/01/16

   5,250,000   Municipal Electric Authority of Georgia, Power Revenue Bonds, Series O,             1/98 at 102       A     5,389,335
                  8.125%, 1/01/17

   2,250,000   Municipal Electric Authority of Georgia, Project One Special Obligation             No Opt. Call      A     2,576,993
                  Bonds, Fourth Crossover Series, 6.500%, 1/01/20

   2,760,000   Urban Residential Finance Authority of the City of Atlanta, Georgia, Single         10/98 at 103    AAA     2,872,415
                  Family Mortgage Revenue Bonds (GNMA Collateralized Home Mortgage Program);
                  Series 1988, in cooperation with the Housing Authority of Fulton County,
                  Georgia, 8.250%, 10/01/21 (Alternative Minimum Tax)

  10,000,000   Development Authority of Monroe County (Georgia), Pollution Control                 10/99 at 102     A1    10,505,000
                  Revenue Bonds (Georgia Power Company Plant Scherer Project), Second
                  Series 1994, 6.750%, 10/01/24

   7,325,000   Wayne County Development Authority, Solid Waste Disposal Revenue Bonds (ITT         1/00 at 102    BBB+     7,941,838
                  Rayonier, Inc. Project), Series 1990, 8.000%, 7/01/15 (Alternative
                  Minimum Tax)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               ILLINOIS - 5.4%

$  5,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1989B (ServantCor),     8/99 at 102     N/R    $5,417,150
                  7.875%, 8/15/19 (Pre-refunded to 8/15/99)

   3,305,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1990 (Riverside         11/00 at 102    A3      3,673,243
                  Senior Living Center Project), 7.500%, 11/01/20 (Pre-refunded to 11/01/00)

   7,500,000   Community College District No. 508, Cook County, Illinois, Certificates of          No Opt. Call    Aaa     9,688,350
                  Participation, 8.750%, 1/01/07

   5,900,000   Community Unit School District Number 7, Madison County, Illinois, School           No Opt. Call    Aaa     6,400,556
                  Building Bonds, Series 1994, 5.850%, 2/01/13

   3,585,000   City of Pekin, Illinois, Multifamily Housing Refunding Revenue Bonds,               5/03 at 103     AAA     3,833,333
                  Series 1992A (FHA Insured Mortgage Loan - Section 8 Assisted Project),
                  6.875%, 5/01/22

   2,585,000   City of Peoria, Peoria County, Illinois, City of Pekin, Tazewell and Peoria         8/00 at 103     AAA     2,723,815
                  Counties, Illinois, and City of Waukegan, Lake County, Illinois, Jointly,
                  GNMA Collateralized Mortgage Revenue Bonds, Series 1990, 7.875%, 8/01/22
                  (Alternative Minimum Tax)

     860,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry                No Opt. Call    Aaa     1,141,856
                  and Will Counties, Illinois, General Obligation Bonds, Series 1992B,
                  9.000%, 6/01/07

   5,390,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and            No Opt. Call    Aaa     7,156,519
                  Will Counties, Illinois, General Obligation Bonds, Series 1992A,
                  9.000%, 6/01/07

               Southwestern Illinois Development Authority, Solid Waste Disposal
               Revenue Bonds (Laclede Steel Company Project), Series 1990:
     700,000      8.375%, 8/01/08 (Alternative Minimum Tax)                                         8/00 at 103       A      775,425
   2,910,000      8.500%, 8/01/20 (Alternative Minimum Tax)                                         8/00 at 103       A    3,232,777

               INDIANA - 0.8%

   6,000,000   Hospital Authority of Delaware County (Indiana), Hospital Revenue Bonds,             8/01 at 102     Aaa    6,499,620
                   Series 1991 (Ball Memorial Hospital), 6.625%, 8/01/16

               KANSAS - 1.5%

   4,500,000   Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage           No Opt. Call    Aaa    4,903,875
                  Revenue Bonds (Mortgaged-Backed Securities Program), 1997 Series A-1,
                  5.500%, 6/01/29 (Alternative Minimum Tax) (DD)

   4,970,000   City of Topeka, Kansas, Variable Rate Demand Industrial Revenue Refunding             8/16 at 100    AAA    6,868,639
                  Bonds, Series 1988 (Sunwest Hotel Corporation Project), 9.500%, 10/01/16
                  (Alternative Minimum Tax) (Pre-refunded to 8/15/16)

               KENTUCKY - 2.2%

               Kentucky Development Finance Authority, Medical Center Revenue
               Refunding and Improvement Bonds (Ashland Hospital Corporation
               d/b/a King's Daughters' Hospital):
   1,550,000      9.750%, 8/01/11 (Pre-refunded to 2/01/98)                                          2/98 at 102      A    1,602,979
     950,000      9.750%, 8/01/11                                                                    2/98 at 102      A      980,961

   1,825,000   Kentucky Housing Corporation, Housing Revenue Bonds (FHA Insured/VAGuaranteed),       7/00 at 102    Aaa    1,930,102
                  1990 Series C Bonds, 8.100%, 1/01/22 (Alternative Minimum Tax)

  12,500,000   County of Jefferson, Kentucky, Pollution Control Revenue Bonds, 1995                  4/05 at 102   Aa2    13,041,375
                  Series A (Louisville Gas and Electric Company Project), 5.900%, 4/15/23

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               LOUISIANA - 6.4%

$ 16,095,000   Louisiana Public Facilities Authority, Fixed Rate Health and Education Capital      12/98 at 102    Aaa   $17,020,945
                  Facilities Revenue Bonds (West Jefferson Medical Center), Series 1985D,
                  7.900%, 12/01/15

   2,550,000   Louisiana Public Facilities Authority (West Jefferson Medical Center),              12/98 at 102    Aaa     2,706,239
                   7.900%, 12/01/15 (Pre-refunded to 12/01/98)

   5,050,000   Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds       No Opt. Call    BBB     6,191,704
                  (Comm-Care Corporation Project), Series 1994, 11.000%, 2/01/04

   5,460,000   East Baton Rouge Mortgage Finance Authority, Single Family Mortgage Revenue Bonds   8/00 at 102     Aaa     5,750,308
                  (GNMA Mortgage-Backed Securities Program), Series 1990A, 7.875%, 8/01/23
                  (Alternative Minimum Tax)

   4,600,000   East Baton Rouge Mortgage Finance Authority, Single Family Mortgage Revenue         10/07 at 102    Aaa     4,686,480
                  Refunding Bonds (GNMA and FNMA Mortgage-Backed Securities Program), Series
                  1997D 5.900%, 10/01/30 (Alternative Minimum Tax)

  11,545,000   Orleans Parish School Board, Public School Refunding Bonds, Series 1987             No Opt. Call    Aaa    15,654,212
                  (Defeased), 9.000%, 2/01/09

               MAINE - 0.7%

   5,510,000   Maine State Housing Authority, Mortgage Purchase Bonds, 1994 Series C-2,            10/04 at 102     AA     5,882,256
                  6.875%, 11/15/23 (Alternative Minimum Tax)

               MARYLAND - 0.3%

   2,000,000   City of Gaithersburg (Maryland), First Mortgage Economic Development Revenue        1/00 at 102    N/R      2,186,720
                  Bonds (Asbury Methodist Home, Incorporated Facility), Series 1990,
                  7.850%, 1/01/20 (Pre-refunded to 1/01/00)

               MASSACHUSETTS - 7.3%

               Massachusetts Health and Educational Facilities Authority,
               Revenue Bonds, Goddard Memorial Hospital Issue, Series B:
   3,810,000      9.000%, 7/01/15 (Pre-refunded to 7/01/00)                                         7/00 at 102   Baa3     4,338,409
   5,920,000      9.000%, 7/01/15                                                                   7/00 at 102   Baa3     6,518,098

   1,250,000   Massachusetts Housing Finance Agency, Residential Housing Revenue Bonds, 1988        8/99 at 102   BBB+     1,306,888
                  Series B, 8.100%, 8/01/23 (Alternative Minimum Tax)

               Massachusetts Water Resources Authority, General Revenue Bonds, 1990 Series A:
  15,000,000      7.625%, 4/01/14 (Pre-refunded to 4/01/00)                                         4/00 at 102    Aaa    16,499,850
   4,000,000      7.500%, 4/01/16 (Pre-refunded to 4/01/00)                                         4/00 at 102    Aaa     4,388,560

   8,000,000   Massachusetts Water Resource Authority, 5.000%, 3/01/22                              3/03 at 100    Aaa     7,610,400

  16,250,000   City of Boston, Massachusetts, Revenue Bonds, Boston City Hospital (FHA Insured      8/00 at 102    Aaa    18,031,488
                  Mortgage), Series A, 7.625%, 2/15/21 (Pre-refunded to 8/15/00)

               MINNESOTA - 1.3%

   5,000,000   The Dakota County Housing and Redevelopment Authority, The Washington County         No Opt. Call   Aaa     6,913,700
                  Housing and Redevelopment Authority, and The City of Bloomington, Minnesota,
                  Single Family Residential Mortgage Revenue Bonds (GNMA Mortgage-Backed
                  Program), Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               MINNESOTA - continued

$  2,860,000   City of Hopkins, Minnesota, Elderly Housing Revenue Refunding Bonds (St. Therese    3/04 at 102     AA     $3,232,887
                  Southwest, Inc. Project), Series 1994A, 6.500%, 3/01/19

               MISSISSIPPI - 0.5%

   1,110,000   Mississippi Home Corporation, Single Family Senior Revenue Refunding Bonds, Series  9/00 at 103     Aaa     1,190,331
                  1990A, 9.250%, 3/01/12

   2,490,000   Mississippi Housing Finance Corporation, Single Family Mortgage Purchase Revenue    10/99 at 102    Aaa     2,629,191
                  Bonds, Series 1989 (GNMA Mortgage-Backed Securities Program), 8.250%, 10/15/18
                  (Alternative Minimum Tax)

               MISSOURI - 0.3%

   2,300,000   Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds       3/07 at 105     AAA     2,578,714
                  (Homeownership Loan Program), 1997 Series A-2, 7.300%, 3/01/28 (Alternative
                  Minimum Tax)

               NEBRASKA - 2.1%

   3,300,000   Nebraska Higher Education Loan Program, Inc., Student Loan Program Revenue Bonds,    6/04 at 102     A      3,347,025
                  1993 Series B, 5.875%, 6/01/14 (Alternative Minimum Tax)

  13,330,000   Nebraska Investment Finance Authority, Single Family Housing Revenue             3/05 at 101 1/2     AAA   13,946,379
                  Bonds, 1995 Series B, 6.450%, 3/01/35 (Alternative Minimum Tax)

               NEW YORK - 12.1%

   5,890,000   Dormitory Authority of the State of New York, City University System                 No Opt. Call   Baa1    6,096,975
                  Consolidated Second General Resolution Revenue Bonds, Series 1990C,
                  9.250%, 7/01/98

  14,235,000   Dormitory Authority of the State of New York, City University System Consolidated    No Opt. Call   Baa1   16,733,670
                  Second General Resolution Revenue Bonds, Series 1990D, 8.750%, 7/01/02

  10,000,000   Dormitory Authority of the State of New York, City University System Consolidated,   7/00 at 102    Aaa    11,148,700
                  Second General Resolution Revenue Bonds, Series 1990F, 7.875%, 7/01/17
                  (Pre-refunded to 7/01/00)

               Dormitory Authority of the State of New York, State University
               Educational Facilities, Revenue Bonds, Series 1989B:
   7,935,000      7.250%, 5/15/15 (Pre-refunded to 5/15/00)                                         5/00 at 102    Aaa     8,694,062
   1,025,000      7.250%, 5/15/15 (Pre-refunded to 5/15/00)                                         5/00 at 102    AAA     1,123,052

   5,000,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital 2/00 at 102    Aaa     5,458,250
                  Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
                  (Pre-refunded to 2/15/00)

   3,500,000   State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series HH-3,    6/00 at 102    Aa2     3,694,635
                  7.950%, 4/01/22 (Alternative Minimum Tax)

  10,000,000   The City of New York, General Obligation Bonds, Fiscal 1997 Series G,                10/07 at 101   Baa1   10,398,000
                  6.000%, 10/15/26

  11,500,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue      6/00 at 100    A2     12,053,727
                  Bonds, Fiscal 1991 Series A, 6.000%, 6/15/20 (Pre-refunded to 6/15/00)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               NEW YORK - continued

$ 10,200,000   New York City Municipal Water Finance Authority (New York), Water and Sewer System  6/00 at 101 1/2 Aaa   $11,216,226
                  Revenue Bonds, Fiscal 1991 Series A, 7.500%, 6/15/19 (Pre-refunded to 6/15/00)

   7,000,000   New York City Municipal Water Finance Authority, Water and Sewer System Revenue     6/06 at 101     Aaa     7,223,930
                  Bonds, Fiscal 1996 Series B, 5.750%, 6/15/26

   4,200,000   New York City Industrial Development Agency, Special Facility Revenue Bonds (1990   1/99 at 102     Baa2    4,424,742
                  American Airlines, Inc. Project), 8.000%, 7/01/20 (Alternative Minimum Tax)

               NORTH CAROLINA - 2.9%

  19,200,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,          1/07 at 102     Aaa    20,152,896
                  Refunding Series 1996 B, 5.875%, 1/01/21

   2,795,000   Charlotte Mortgage Revenue Refunding Bonds (FHA Insured Mortgage-Double Oaks        11/07 at 100    AAA     3,078,581
                  Apartments), 7.350%, 5/15/26

               OREGON - 1.4%

   2,500,000   State of Oregon, Department of General Services, Certificates of Participation       9/00 at 102    Aaa     2,772,775
                  (1990 Real Property Financing Program), Series F, 7.500%, 9/01/15
                  (Pre-refunded to 9/01/00)

   8,990,000   Northern Wasco County People's Utility District, Wasco County, Oregon, McNary Dam    12/03 at 102   Aa1     8,873,849
                  Fishway Hydroelectric Project Revenue Bonds, Series 1993 (Bonneville Power
                  Administration), 5.200%, 12/01/24

               PENNSYLVANIA - 2.4%

   7,020,000   Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series     10/00 at 102   AA+    7,402,801
                  1990-28, 7.650%, 10/01/23 (Alternative Minimum Tax)

   4,905,000   McKean County Hospital Authority, Hospital Revenue Bonds, Series of 1990 (Bradford    10/00 at 102   BBB-   5,575,661
                  Hospital Project), 8.875%, 10/01/20

   7,040,000   City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1993,   6/03 at 100   Aaa    6,832,038
                  5.000%, 6/15/16

               RHODE ISLAND - 5.1%

  25,250,000   Rhode Island Health and Educational Building Corporation Hospital Financing Revenue    5/07 at 102   Aaa   25,848,425
                  Bonds, Lifespan Obligated Group Issue, Series 1996, 5.750%, 5/15/23

  10,000,000   Rhode Island Housing and Mortgage Finance Corporation, Series 3-B Bonds,              10/00 at 102   AA+   10,527,300
                  8.050%, 4/01/22 (Alternative Minimum Tax)

   4,865,000   Newport Housing Development Corporation, 1995 Multifamily Mortgage Revenue             6/03 at 100   AAA    5,243,254
                  Refunding Bonds (Broadway-West Broadway Apartments - FHA Insured Mortgage,
                  Section 8 Assisted Project), Series A, 6.800%, 8/01/24

               SOUTH CAROLINA - 0.5%

   3,475,000   South Carolina State Housing Finance and Development Authority, Homeownership          7/00 at 102    AA    3,682,180
                  Mortgage Purchase Bonds, 1990 Series C, 7.750%, 7/01/22 (Alternative Minimum Tax)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               TENNESSEE - 0.4%

$  2,895,000   Tennessee Housing Development Agency, Homeownership Program Bonds, Issue H,         7/12 at 100     AA     $3,065,979
                  Series 1988, 7.825%, 7/01/15 (Alternative Minimum Tax)

               TEXAS - 3.5%

   2,000,000   Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds      2/00 at 102    Baa1     2,176,540
                  (Texas Utilities Electric Company Project), Series 1990A, 8.125%, 2/01/20
                  (Alternative Minimum Tax)

   4,295,000   Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds      1/99 at 102    Baa1     4,550,252
                  (Texas Utilities Electric Company Project), Series 1989A, 8.250%, 1/01/19
                  (Alternative Minimum Tax)

   3,500,000   Brazos River Authority (Texas), Collateralized Pollution Control Revenue            11/03 at 102   Aaa      3,522,505
                  Refunding Bonds (Texas Utilities Electric Company Project), Series 1993A,
                  5.500%, 5/01/22

   2,270,000   The Cameron County Housing Finance Corporation, GNMA Collateralized Mortgage         9/00 at 103   Aaa      2,419,275
                  Revenue Refunding Bonds, 1990 Series B, 7.850%, 3/01/24

               Dallas Housing Corporation Refunding and Capital Program Revenue
               Bonds (Section 8 Assisted Projects), Series 1990:
   1,000,000      7.700%, 8/01/05                                                                   8/00 at 102   Baa2     1,062,800
   2,000,000      7.850%, 8/01/13                                                                   8/00 at 102   Baa2     2,119,960

  10,175,000   Harris County Hospital District Refunding Revenue Bonds, Texas, Series 1990,         No Opt. Call  Aaa     12,102,857
                  7.400%, 2/15/10

               VERMONT - 0.5%

   3,955,000   Vermont Housing Finance Agency, Single Family Housing Bonds, Series 1,               11/00 at 102   A1      4,177,864
                  8.150%, 5/01/25 (Alternative Minimum Tax)

               WASHINGTON - 7.6%

  11,320,000   State of Washington, General Obligation Bonds, Series 1994A, 4.750%, 10/01/13         10/03 at 100  Aa1    10,749,132

   3,000,000   Washington Health Care Facilities Authority Revenue Bonds, Series 1990 (Franciscan     7/00 at 102  Aaa     3,257,370
                  Health System/St. Francis Community Hospital of Federal Way), 7.250%, 7/01/15

   2,000,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue         7/00 at 102  Aaa     2,229,520
                  Bonds, Series 1990C, 8.000%, 7/01/17 (Pre-refunded to 7/01/00)

   3,205,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue        7/99 at 102  Aaa     3,444,156
                  Bonds, Series 1989A, 7.500%, 7/01/15 (Pre-refunded to 7/01/99)

   5,650,000   Washington Public Power Supply System, Nuclear Project No. 2, Refunding Revenue        7/00 at 102  Aaa     6,157,143
                  Bonds, Series 1990B, 7.000%, 7/01/12 (Pre-refunded to 7/01/00)

  16,060,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue         7/03 at 102  Aaa    16,276,167
                  Bonds, Series 1993B, 5.600%, 7/01/15

   4,500,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue         7/03 at 102  Aa1     4,446,584
                  Bonds, Series 1993C, 5.375%, 7/01/15

  13,900,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue         1/00 at 102  Aaa    15,050,920
                  Bonds, Series 1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               WISCONSIN - 0.4%

$  3,145,000   Wisconsin Housing and Economic Development Authority, Home Ownership Revenue        9/99 at 102     Aa     $3,286,681
                  Bonds, 1989 Series B, 7.600%, 3/01/15

               PUERTO RICO - 0.4%

   3,450,000   Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds             7/03 at 101 1/2 A       3,451,862
                  (Series X), 5.500%, 7/01/19

$730,140,000   Total Investments - (cost $732,041,102) - 98.3%                                                           795,372,701
============
               Temporary Investments in Short-Term Municipal Securities - 0.4%
$  2,400,000   Guadalupe-Blanco River Authority (Texas), Pollution Control Revenue Refunding Bonds                 VMIG-1  2,400,000
                  (Central Power and Light Company Project), Series 1995, Variable Rate Demand Bonds,
                  4.250%, 11/01/15+
     800,000   Orange County Irvine Coast Assessment District #88-1, Variable Rate Demand Bonds,                   VMIG-1    800,000
                  3.950%, 9/02/18+
$  3,200,000   Total Temporary Investments - 0.4%                                                                          3,200,000
============
               Other Assets Less Liabilities - 1.3%                                                                       10,763,881
               Net Assets - 100%                                                                                        $809,336,582
               =====================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(DD) - Portion of security purchased on a delayed delivery basis
(see note 1 of the Notes to Financial Statements).

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Select Quality
Municipal Fund, Inc. (NQS)
    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               ALABAMA - 0.8%

$  2,900,000   The Water Works Board of the City of Arab (Alabama), Water Revenue Bonds, Series    8/01 at 102    Aaa     $3,204,558
                  1991, 7.050%, 8/01/16

   2,625,000   Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997-A,         2/07 at 100    Aaa      2,611,350
                  5.375%, 2/01/27

               ARKANSAS - 1.3%

   4,035,000   Arkansas Development Finance Authority, Single Family Mortgage Revenue Refunding    8/01 at 103     AA      4,339,804
                  Bonds, 1991 Series A (FHA Insured or VAGuaranteed Mortgage Loans),
                  8.000%, 8/15/11

   4,500,000   City of Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax              No Opt. Call      A     5,582,970
                  Refunding Bonds, Series 1993, 7.375%, 8/01/15

               CALIFORNIA - 7.4%

   4,000,000   Sisters of Charity of Leavenworth Health Services Corporation, Certificates         12/03 at 102     AA     3,750,760
                  of Participation, California Statewide Communities Development Authority,
                  5.000%, 12/01/23

   3,125,000   State of California Department of Transportation, Refunding Certificates of         3/07 at 102      Aaa    3,127,406
                  Participation, Series 1997A, 5.250%, 3/01/16

   3,200,000   State of California, Department of Water Resources, Central Valley Project,         12/03 at 101     AA     2,938,048
                  Water System Revenue Bonds, Series M, 4.875%, 12/01/27

   7,285,000   Department of Water and Power of The City of Los Angeles, Electric Plant Refunding  9/03 at 102      Aa3    7,149,718
                  Revenue Bonds, Issue of 1993, 5.375%, 9/01/23

   6,710,000   Department of Water and Power of The City of Los Angeles, Water Works Refunding     5/03 at 102      Aa     6,244,997
                  Revenue Bonds, Second Issue of 1993, 4.500%, 5/15/11

  21,800,000   Los Angeles County Metropolitan Transportation Authority (California),              7/01 at 102     Aaa    24,157,888
                  Proposition A Sales Tax Revenue Refunding Bonds, Series 1993-A,
                  6.750%, 7/01/20 (Pre-refunded to 7/01/01)

  10,000,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding               1/07 at 102     Aaa     9,861,500
                   Revenue Bonds, Series 1997A, 5.250%, 1/15/30

               COLORADO - 5.8%

   3,960,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991D,    11/01 at 102    Baa1    4,437,140
                  7.750%, 11/15/21 (Alternative Minimum Tax)

   1,040,000   Denver City and County Airport Revenue Bonds Series 1991D, 7.750%, 11/15/21         11/01 at 102    Baa1    1,191,944
                  (Alternative Minimum Tax)(Pre-refunded to 11/15/01)

               City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1992C:
   2,560,000      6.750%, 11/15/22 (Alternative Minimum Tax)(Pre-refunded to 11/15/02)             11/02 at 102    Baa1    2,880,845
   9,590,000      6.750%, 11/15/22 (Alternative Minimum Tax)                                       11/02 at 102    Baa1   10,371,585

               City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1991A:
   5,305,000      8.750%, 11/15/23 (Alternative Minimum Tax)(Pre-refunded to 11/15/01)             11/01 at 102    Baa1    6,270,298
  14,695,000      8.750%, 11/15/23 (Alternative Minimum Tax)                                       11/01 at 102    Baa1   17,057,221

   1,930,000   Jefferson County, Colorado, Single Family Revenue Refunding Bonds, Series 1991A,     4/01 at 103    Aaa     2,070,079
                  8.875%, 10/01/13

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               CONNECTICUT - 2.6%

$  7,425,000   Connecticut Development Authority, Health Facility Refunding Revenue Bonds,         8/01 at 103     N/R    $9,106,020
                  Alzheimer's Resource Center of Connecticut, Inc. Project, 1991 Series A,
                  10.000%, 8/15/21 (Pre-refunded to 8/15/01)

   9,785,000   Connecticut Development Authority, Health Facility Refunding Revenue Bonds,         8/04 at 102     N/R    10,601,754
                  Alzheimer's Resource Center of Connecticut, Inc. Project, 1994 Series A,
                  7.250%, 8/15/21

               DISTRICT OF COLUMBIA - 0.2%

   1,615,000   District of Columbia Housing Finance Agency, Collateralized Single Family Mortgage  12/00 at 102     AAA    1,699,432
                  Revenue Bonds, Series 1990A, 8.100%, 12/01/23 (Alternative Minimum Tax)

               FLORIDA - 3.0%

  14,250,000   Jacksonville Electric Authority (Jacksonville, Florida), Bulk Power Supply System   10/00 at 101 1/2 Aaa   15,506,423
                  Revenue Bonds (Scherer 4 Project, Issue One, Series 1991A), 6.750%, 10/01/21
                  (Pre-refunded to 10/01/00)

   7,400,000   State of Florida, Orlando-Orange County Expressway Authority, Junior Lien Revenue    7/03 at 102     Aaa    7,210,708
                  Refundings Bonds, Series of 1993A, 5.125%, 7/01/20

               GEORGIA - 0.3%

   2,140,000   Urban Residential Finance Authority of the City of Atlanta, Georgia, Single Family   10/98 at 103    AAA    2,227,162
                  Mortgage Revenue Bonds (GNMA Collateralized Home Mortgage Program), Series
                  1988, in Cooperation with the Housing Authority of Fulton County, Georgia,
                  8.250%, 10/01/21 (Alternative Minimum Tax)

               HAWAII - 2.4%

  16,000,000   Department of Budget and Finance of the State of Hawaii, Special Purpose Revenue     7/01 at 102    Aaa    18,116,640
                  Bonds, Kapiolani Health Care System Obligated Group (Pali Momi Medical Center
                  Project), Series 1991, 7.650%, 7/01/19 (Pre-refunded to 7/01/01)

               ILLINOIS - 5.3%

               Illinois Development Finance Authority, Multi-Family Housing Bonds, Series 1990
               (Affordable Housing Preservation Foundation Project), Subseries A (FHA Insured
               Mortgage Loans-Lawless Gardens Project):
     775,000      7.650%, 7/01/07                                                                    1/02 at 105    AAA      858,762
   6,780,000      7.650%, 12/31/31                                                                   1/02 at 105    AAA    7,416,642

  10,375,000   Illinois Educational Facilities Authority, Adjustable Demand Revenue Bonds, The      12/03 at 102    Aa1   10,555,733
                  University of Chicago, Series 1985, 5.700%, 12/01/25

   1,585,000   Illinois Housing Development Authority, Multi-Family Housing Bonds, 1991 Series C,    7/01 at 102     A1    1,666,881
                  7.400%, 7/01/23

  14,605,000   City of Chicago, General Obligation Bonds (Emergency Telephone System), Series 1993,  1/03 at 102    Aaa   14,779,676
                  5.625%, 1/01/23

   5,000,000   City of Chicago, General Obligation Bonds, Project and Refunding Series 1995B,        1/06 at 102    Aaa    4,804,850
                  5.125%, 1/01/25

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value

               INDIANA - 2.8%

$  8,640,000   Avon Community School Building Corporation, First Mortgage Bonds, Series 1994        1/04 at 101    Aaa    $8,682,163
                  (Hendricks County, Indiana), 5.500%, 1/01/16

   5,230,000   Beacon Heights Housing Development Corporation, 1991 Multifamily Mortgage Revenue    6/01 at 100    AAA     5,494,847
                  Refunding Bonds (FHAInsured Mortgage-Section 8 Assisted Project), Series A,
                  7.625%, 2/01/21

   5,770,000   Fremont Middle School Building Corporation, First Mortgage Refunding Bonds, Series   1/04 at 101    Aaa     5,790,137
                  1994 A, Steuben County, Indiana, 5.250%, 1/15/13

   1,110,000   Michigan City Housing Development Corporation, 1991 Multifamily Mortgage Revenue     6/01 at 100    AAA     1,166,210
                  Refunding Bonds (FHA Insured Mortgage-Section 8 Assisted Project), Series A,
                  7.625%, 2/01/21

               KANSAS - 2.6%

   8,665,000   City of Merriam, Kansas, Hospital Refunding Revenue Bonds, Series 1991C (Shawnee     9/01 at 102    AAA     9,528,294
                  Mission Medical Center, Inc. Project), 7.250%, 9/01/04 (Pre-refunded to 9/01/01)

   8,800,000   City of Merriam, Kansas, Hospital Refunding Revenue Bonds, Series 1991B (Shawnee     9/01 at 102    AAA     9,878,880
                  Mission Medical Center, Inc. Project), 7.250%, 9/01/21 (Pre-refunded to 9/01/01)

               KENTUCKY - 0.4%

   3,015,000   Lakeland Wesley Village, Inc., Mortgage Revenue Refunding Bonds (Lakeland Wesley     11/01 at 103    Aa     3,198,553
                  Village I Elderly Section 8 Assisted Project/FHA Insured Mortgage), Series 1991,
                  7.500%, 11/01/21

               LOUISIANA - 0.3%

   1,985,000   Calcasieu Parish Public Trust Authority, Mortgage Revenue Refunding Bonds, 1991      6/01 at 103     A1     2,119,603
                  Series A, 7.750%, 6/01/12

               MASSACHUSETTS - 5.2%

   2,000,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,            6/01 at 102     A3     2,306,240
                  Lowell General Hospital Issue, Series A, 8.400%, 6/01/11 (Pre-refunded to 6/01/01)

   2,100,000   Massachusetts Housing Finance Agency, Residential Housing Revenue Bonds,             8/98 at 102   BBB+     2,177,301
                  1988 Series A, 8.400%, 8/01/21 (Alternative Minimum Tax)

   1,660,000   Massachusetts Housing Finance Agency, Residential Housing Revenue Bonds,             8/99 at 102   BBB+     1,737,954
                  1989 Series A, 8.200%, 8/01/27 (Alternative Minimum Tax)

  19,025,000   Massachusetts Water Resources Authority, General Revenue Bonds, 1990 Series A,       4/00 at 100      A    19,339,674
                  6.000%, 4/01/20

   7,375,000   Boston Housing Development Corporation, Mortgage Revenue Refunding Bonds, Series     1/04 at 102    Aaa     7,323,375
                  1994A (FHA Insured Mortgage Loans-Section 8 Assisted Projects), 5.500%, 7/01/24

   6,300,000   Somerville Housing Authority, Mortgage Revenue Bonds, Series 1990 (GNMA              5/00 at 102    AAA     6,699,420
                  Collateralized - Clarendon Hill Towers Project), 7.950%, 11/20/30

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               MICHIGAN - 1.7%

$  7,890,000   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (The Detroit      8/01 at 102      A     $8,922,880
                  Medical Center Obligated Group), Series 1991A, 7.500%, 8/15/11 (Pre-refunded to 8/15/01)

   3,625,000   Flowerville Community Schools, Counties of Livingston, Ingham, and Shiawassee,      5/07 at 100     Aaa     3,694,528
                  State of Michigan, 1996 School Building and Site Bonds (General Obligation-
                  Unlimited Tax), 5.600%, 5/01/26

               MINNESOTA - 1.1%

   3,465,000   The Chicago County Housing and Redevelopment Authority, The Southcentral       3/04 at 102 27/32    AAA     3,718,084
                  Multi-County Housing and Redevelopment Authority, The Stearns County Housing and
                  Redevelopment Authority, Single Family Mortgage Revenue Bonds, FNMA, Series
                  1994B, 7.050%, 9/01/27 (Alternative Minimum Tax)

               The Dakota, Washington, and Stearns Counties Housing and Redevelopment Authority,
               Single Family Mortgage Revenue Refunding Bonds (Fannie Mae Mortgage-Backed
               Securities Program), Series 1994A:
   2,480,000      6.600%, 9/01/17 (Alternative Minimum Tax)                                         3/04 at 102   AAA      2,616,102
   1,750,000      6.700%, 3/01/21 (Alternative Minimum Tax)                                         3/04 at 102   AAA      1,850,363

               MISSISSIPPI - 0.2%

   1,455,000   Goodman Housing Development Corporation, 1991 Multifamily Mortgage Revenue           8/01 at 100   AAA      1,530,660
                  Refunding Bonds (Goodhaven Manor-FHA Insured Mortgage, Section 8
                  Assisted Project), Series A, 7.625%, 2/01/22

               NEBRASKA - 1.5%

  10,550,000   Nebraska Investment Finance Authority, Single Family Housing Revenue             3/05 at 101 1/2   AAA     11,184,899
                  Bonds, 1995 Series A, 6.800%, 3/01/35 (Alternative Minimum Tax)

               NEVADA - 1.4%

  10,000,000   Clark County School District, Nevada, General Obligation (Limited Tax),              6/06 at 101   Aaa     10,606,700
                  School Improvement Bonds, Series 1996, 6.000%, 6/15/15

               NEW JERSEY - 2.5%

   4,420,000   New Jersey Housing and Mortgage Finance Agency, Section 8 Bonds, 1991 Series A,      11/01 at 102    AA+    4,737,400
                  6.850%, 11/01/06

  13,920,000   The Pollution Control Financing Authority of Salem County, Pollution Control Revenue 11/03 at 102    Aaa   14,027,184
                  Refunding Bonds, 1993 Series C (Public Service Electric and Gas Company Project),
                  5.550%, 11/01/33

               NEW MEXICO - 2.2%

   1,500,000   New Mexico Mortgage Finance Authority, Single Family Mortgage Program Senior Bonds,   9/99 at 102    AA-    1,563,660
                  1989 Series A(Federally Insured or Guaranteed Mortgage Loans), 7.800%, 3/01/21
                  (Alternative Minimum Tax)

  14,050,000   City of Farmington, New Mexico, Pollution Control Refunding Revenue Bonds (Southern   4/01 at 102     A+   15,312,674
                  California Edison Company Four Corners Project), 1991 Series A, 7.200%, 4/01/21

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               NEW YORK - 10.0%

$  6,000,000   New York Local Government Assistance Corporation (A Public Benefit Corporation      4/02 at 102     Aaa    $6,771,720
                  of the State of New York), Series 1991D Bonds, 7.000%, 4/01/18 (Pre-refunded to 4/01/02)

               New York Medical Care Facilities Finance Agency, Mental Health
                  Services Facilities Improvement Revenue Bonds, 1991 Series B:
     595,000      7.600%, 2/15/06                                                                   8/01 at 102     A-       661,533
     580,000      7.600%, 8/15/06                                                                   8/01 at 102     A-       644,856
   1,980,000      7.625%, 8/15/17                                                                   8/01 at 102     A-     2,219,956

               New York Medical Care Facilities Finance Agency, Mental Health
               Services Facilities Improvement Revenue Bonds, 1991 Series D:
   5,380,000      7.400%, 2/15/18 (Pre-refunded to 2/15/02)                                         2/02 at 102     A-     6,119,481
      40,000      7.400%, 2/15/18                                                                   2/02 at 102     A-        44,869

   1,750,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home,    8/98 at 102    AAA     1,840,615
               FHA Insured Mortgage Revenue Bonds, 1988, 8.000%, 2/15/28 (Pre-refunded to 8/15/98)

               New York State Medical Care Facilities Finance Agency, Mental
               Health Services Facilities Improvement Revenue Bonds, 1991 Series
               B:
   1,020,000      7.600%, 2/15/06 (Pre-refunded to 8/15/01)                                         8/01 at 102     A-     1,157,455
   1,010,000      7.600%, 8/15/06 (Pre-refunded to 8/15/01)                                         8/01 at 102     A-     1,146,108
   5,970,000      7.625%, 8/15/17 (Pre-refunded to 8/15/01)                                         8/01 at 102     A-     6,779,651

  11,000,000   New York State Urban Development Corporation, 1996 Corporate Purpose Senior Lien     7/06 at 102    Aaa    11,007,920
                  Revenue Bonds, 5.500%, 7/01/26

   6,000,000   New York State Urban Development Corporation, Correctional Capital Facilities        1/01 at 102    Aaa     6,706,080
                  Bonds, Series 2, 7.500%, 1/01/18 (Pre-refunded to 1/01/01)

   4,000,000   New York State Urban Development Corporation, Correctional Capital Facilities        1/03 at 102   Baa1     3,995,280
                  Revenue Bonds, 1993 Refunding Series, 5.500%, 1/01/15

   3,410,000   State of New York Mortgage Agency, Mortgage Revenue Bonds, Ninth Series B,           7/99 at 100     Aa     3,483,690
                  8.000%, 10/01/02 (Alternative Minimum Tax)

               The City of New York, General Obligation Bonds, Fiscal 1991
               Series F, Tax-Exempt Bonds:
   4,600,000      8.250%, 11/15/10 (Pre-refunded to 11/15/01)                                   11/01 at 101 1/2    Aaa    5,358,264
     400,000      8.250%, 11/15/10                                                              11/01 at 101 1/2   Baa1      458,080
   7,130,000      8.250%, 11/15/15 (Pre-refunded to 11/15/01)                                   11/01 at 101 1/2    Aaa    8,305,309
     620,000      8.250%, 11/15/15                                                              11/01 at 101 1/2   Baa1      710,024

   9,290,000   The City of New York, General Obligation Bonds, Fiscal 1997 Series G,                10/07 at 101   Baa1    9,659,742
                  6.000%, 10/15/26

               NORTH CAROLINA - 2.5%

  18,555,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,            1/03 at 100    Aaa   18,727,747
                 Refunding Series 1993 B,5.500%, 1/01/17

               OHIO - 0.5%

   2,235,000   Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest              5/98 at 101    N/R    2,264,949
                  Ohio Bond Fund), Series 1989D, 8.500%, 11/15/00 (Alternative Minimum Tax)

   1,295,000   Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest             11/00 at 102    N/R    1,365,578
                  Ohio Bond Fund), Series 1989C, 8.400%, 11/15/09 (Alternative Minimum Tax)

     395,000   Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest             No Opt. Call    N/R      435,187
                  Ohio Bond Fund), Series 1990D, 8.500%, 5/15/00 (Alternative Minimum Tax)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               OKLAHOMA - 4.8%

$ 12,650,000   Oklahoma County Home Finance Authority (Oklahoma County, Oklahoma), Single Family    7/01 at 102     A1   $13,373,074
                  Mortgage Revenue Refunding Bonds, 1991 Series A, 8.750%, 7/01/12

  21,025,000   Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Series 1991,           6/01 at 102   Baa2    23,207,605
                  7.600%, 12/01/30 (Alternative Minimum Tax)

               PENNSYLVANIA - 1.9%

   3,000,000   Pennsylvania Higher Education Assistance Agency Student Loan Revenue Bonds, Fixed    9/01 at 102    Aaa     3,178,170
                  Rate Bonds, 1991 Series C, 7.150%, 9/01/21 (Alternative Minimum Tax)

  10,000,000   City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds, Sixteenth Series, 8/01 at 100    AAA    10,974,000
                  7.000%, 8/01/18 (Pre-refunded to 8/01/01)

               RHODE ISLAND - 0.1%

     140,000   Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity    10/98 at 102    AA+       140,491
                  Bonds, 8.200%, 10/01/17 (Alternative Minimum Tax)

               SOUTH CAROLINA - 0.7%

   5,000,000   Oconee County, South Carolina, Pollution Control Facilities Revenue Refunding Bonds, 4/03 at 102    Aa3     5,179,300
                  Series 1993 (Duke Power Company Project), 5.800%, 4/01/14

               SOUTH DAKOTA - 2.0%

   5,000,000   South Dakota Housing Development Authority, Homeownership Mortgage Bonds, 1996      11/06 at 102    AAA     5,238,500
                  Series D, 6.300%, 5/01/27 (Alternative Minimum Tax)

   7,790,000   City of Sioux Falls, South Dakota, Variable Rate Demand Industrial Revenue          10/14 at 100    AAA    10,219,857
                  Refunding Bonds, Series 1989 (Great Plains Hotel Corporation Project),
                  8.500%, 11/01/16 (Alternative Minimum Tax) (Pre-refunded to 10/15/14)

               TENNESSEE - 2.4%

   9,525,000   Tennessee Housing Development Agency, Homeownership Program Bonds, Issue V,          7/01 at 102     AA    10,103,549
                  7.650%, 7/01/22 (Alternative Minimum Tax)

   7,220,000   The Metropolitan Government of Nashville and Davidson County (Tennessee), General    5/02 at 102     Aa     7,885,901
                  Obligation Multi-Purpose Improvement Bonds, Series 1994, 6.150%, 5/15/25
                  (Pre-refunded to 5/15/02)

               TEXAS - 5.8%

   8,580,000   Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds       2/00 at 102   Baa1     9,337,357
                  (Texas Utilities Electric Company Project), Series 1990A, 8.125%, 2/01/20
                  (Alternative Minimum Tax)

   6,480,000   Brazos River Authority (Texas), Collateralized Pollution Control Revenue Bonds       1/99 at 102   Baa1     6,865,106
                  (Texas Utilities Electric Company Project), Series 1989A, 8.250%, 1/01/19
                  (Alternative Minimum Tax)

   3,500,000   Comal County Health Facilities Development Corporation, Hospital Revenue Refunding   1/01 at 102    AAA     3,755,290
                  Bonds (McKenna Memorial Hospital FHA Insured Project), Series 1991,
                  7.375%, 1/15/21

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               TEXAS - continued

$ 11,800,000   El Paso Housing Finance Corporation, Single Family Mortgage Revenue Refunding       4/01 at 103      A    $13,334,354
                  Bonds, Series 1991A, 8.750%, 10/01/11

   2,900,000   The Harrison County Finance Corporation, Single Family Mortgage Revenue Refunding   12/01 at 103      A     3,081,772
                  Bonds, Series 1991, 8.875%, 12/01/11

   2,395,000   Panhandle Regional Housing Finance Corporation, Single Family Mortgage Revenue      5/01 at 100    AAA      2,493,914
                  Bonds (GNMA Mortgage-Backed Securities Program), Series 1991A, 7.500%, 5/01/24
                  (Alternative Minimum Tax)

   4,560,000   Winter Garden Housing Finance Corporation, Single Family Mortgage Revenue Bonds     4/04 at 103    AAA      4,871,266
                  (GNMA and FNMA Mortgage-Backed Securities Program), Series 1994,
                  6.950%, 10/01/27 (Alternative Minimum Tax)

               UTAH - 3.5%

  13,000,000   Utah County, Utah, Hospital Revenue Bonds, Series 1997 (IHCHealth Services, Inc.),   8/07 at 101    Aaa    12,678,640
                  5.250%, 8/15/26

  13,650,000   Intermountain Power Agency, Power Supply Revenue Refunding Bonds, 1993 Series A,     7/03 at 102    Aaa    13,691,223
                  5.500%, 7/01/20

               WASHINGTON - 10.5%

   5,000,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue       7/00 at 102    Aaa     5,573,800
                  Bonds, Series 1990C, 8.000%, 7/01/17 (Pre-refunded to 7/01/00)

   4,000,000   Washington Public Power Supply System, Nuclear Project No. 1 Refunding Revenue       1/00 at 102    Aaa     4,343,520
                  Bonds, Series 1989B, 7.400%, 7/01/09 (Pre-refunded to 1/01/00)

   2,000,000   Washington Public Power Supply System, Nuclear Project No. 2 Refunding Revenue       7/00 at 102    Aaa     2,198,260
                  Bonds, Series 1990A, 7.375%, 7/01/12 (Pre-refunded to 7/01/00)

   5,000,000   Washington Public Power Supply System, Nuclear Project No. 2 Refunding Revenue       7/00 at 102    Aaa     5,448,800
                  Bonds, Series 1990B, 7.000%, 7/01/12 (Pre-refunded to 7/01/00)

  10,010,000   Washington Public Power Supply System Nuclear Project No. 2 Refunding Revenue Bonds, 7/02 at 102    Aa1    10,743,933
                  Series 1992A, 6.250%, 7/01/12

   5,000,000   Washington Public Power Supply System, Nuclear Project No. 2 Refunding Revenue       7/04 at 102    Aa1     5,015,050
                  Bonds, Series 1994A, 5.375%, 7/01/11

   7,560,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue       1/00 at 100    Aa1     7,478,806
                  Bonds, Series 1989B, 5.500%, 7/01/17

   3,935,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue       7/03 at 102    Aa1     3,888,292
                  Bonds, Series 1993C, 5.375%, 7/01/15

  24,060,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue       1/00 at 102    Aaa    26,052,168
                  Bonds, Series 1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)

               Municipality of Metropolitan Seattle (Seattle, Washington), Sewer Refunding Revenue
               Bonds, Series Z:
   2,160,000      5.450%, 1/01/16                                                                   1/03 at 102    Aaa     2,164,147
   3,095,000      5.450%, 1/01/17                                                                   1/03 at 102    Aaa     3,100,942
   2,490,000      5.450%, 1/01/19                                                                   1/03 at 102    Aaa     2,465,124
   1,800,000      5.450%, 1/01/20                                                                   1/03 at 102    Aaa     1,777,050

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value

               WISCONSIN - 1.8%

$ 11,080,000   Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Series 1996B,        12/06 at 101      A   $11,413,396
                  5.750%, 12/15/27

   2,100,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Wausau        2/01 at 102     Aaa     2,264,471
------------      Hospitals, Inc. Project), Series 1991B, 6.700%, 8/15/20                                                -----------
$694,535,000   Total Investments - (cost $681,006,104) - 97.5%                                                           740,407,801
============                                                                                                             -----------
               Temporary Investments in Short-Term Municipal Securities - 1.0%

$  1,700,000   The Fayetteville Public Facilities Board (Arkansas), Variable Rate Demand Refunding                VMIG-1   1,700,000
                  Revenue Bonds (Butterfield Trail Village Project), Series 1997, 4.100%, 9/01/27+

     700,000   Guadalupe-Blanco River Authority (Texas), Pollution Control Revenue Refunding Bonds                VMIG-1     700,000
                  (Central Power and Light Company Project), Series 1995, Variable Rate Demand Bonds,
                  4.250%, 11/01/15+

   1,500,000   Hapeville Development Authority (Hapeville Hotel Project), Variable Rate Demand Bonds,                P-1   1,500,000
                  4.000%, 11/01/15+

   1,200,000   Irvine Ranch Water District, Consolidated Refunding Bonds, Series A, Variable Rate                 VMIG-1   1,200,000
                  Demand Bonds, 3.600%, 5/01/09+

   1,200,000   Health and Educational Facilities Authority of the State of Missouri, Health Facilities              A-1+   1,200,000
                  Revenue Bonds (St. Francis' Medical Center), Series 1996A, Variable Rate Demand
                  Bonds, 4.100%, 6/01/26+

   1,000,000   Orange County Irvine Coast Assessment District #88-1, Variable Rate Demand Bonds,                  VMIG-1   1,000,000
------------      3.950%, 9/02/18+                                                                                      ------------

$  7,300,000   Total Temporary Investments - 1.0%                                                                          7,300,000
============                                                                                                            ------------
               Other Assets Less Liabilities - 1.5%                                                                       12,062,201
               Net Assets - 100%                                                                                        $759,770,002
               =====================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption.

There may be other call provisions at varying prices at later dates.

**Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Quality Income
Municipal Fund, Inc. (NQU)
    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value

               ALABAMA - 1.8%

$ 17,000,000   The Industrial Development Board of the Town of Courtland, Pollution Control,       6/05 at 102     Baa1  $17,917,150
                  Refunding Revenue Bonds (Champion International Corporation Project),
                  Series 1995, 6.150%, 6/01/19

   3,895,000   Jefferson County Board of Education, Capital Outlay School Warrants, Series 1997-A, 2/07 at 102     Aaa     4,045,074
                  5.800%, 2/15/20

               ALASKA - 2.0%

   1,900,000   Alaska Housing Finance Corporation, Collateralized Bonds, 1991 First Series         6/01 at 102    Aaa      1,994,506
                  (Veterans Mortgage Program), Issue A-1, 7.125%, 12/01/30

   6,750,000   Alaska Housing Finance Corporation, General Housing Purpose Bonds, 1992 Series A,   12/02 at 102     Aa     7,522,808
                  6.600%, 12/01/23 (Pre-refunded to 12/01/02)

  14,590,000   Alaska State Housing Finance Corporation, Governmental Purpose Bonds, 1995          12/05 at 102    Aaa    14,872,608
                  Series A, 5.875%, 12/01/30

               ARIZONA - 0.5%

   5,500,000   Yuma Regional Medical Center on behalf of Hospital District No. 1 of Yuma County,   8/02 at 101 1/2    A    6,439,235
                  Arizona, Hospital Revenue Improvement and Refunding Bond (Yuma Regional Medical
                  Center Project), Series 1992, 8.000%, 8/01/17 (Pre-refunded to 8/01/02)

               ARKANSAS - 0.8%

   3,655,000   Arkansas Development Finance Authority, Single Family Mortgage, Revenue Refunding    8/01 at 103     AA     3,931,099
                  Bonds, 1991 Series A(FHA Insured or VAGuaranteed Mortgage Loans), 8.000%, 8/15/11

   5,990,000   Arkansas Development Finance Authority, Single Family Mortgage, Revenue Bonds,       7/05 at 102    AAA     6,420,681
                  1995 Series B(Mortgage-Backed Securities Program), 6.700%, 7/01/27 (Alternative
                  Minimum Tax)

               CALIFORNIA - 7.1%

   3,000,000   California Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds,  5/03 at 102     AA     3,000,000
                  1993 Series C, 5.600%, 5/01/33

   4,075,000   California Housing Finance Agency Home Mortgage Revenue Bonds, 1991 Series G,        8/01 at 102     Aa     4,309,720
                  7.050%, 8/01/27 (Alternative Minimum Tax)

  17,000,000   State Public Works Board of the State of California, Lease Revenue Bonds             11/04 at 102    Aaa   20,018,690
                  (Department of Corrections), 1994 Series A (California State of
                  Prison-Monterey County (Soledad II)), 7.000%, 11/01/19 (Pre-refunded to 11/01/04)

   3,500,000   State Public Works Board of the State of California, Lease Revenue Bonds             10/02 at 102    Aaa    3,929,590
                  (The Trustees of The California State University), 1992 Series A
                  (Various California State University Projects), 6.625%, 10/01/10
                  (Pre-refunded to 10/01/02)

               Brea Public Financing Authority (Orange County, California), 1991
               Tax Allocation, Revenue Bonds, Series A(Redevelopment Project
               AB):
  10,580,000      7.000%, 8/01/15 (Pre-refunded to 8/01/01)                                         8/01 at 102    Aaa    11,835,000
   4,420,000      7.000%, 8/01/15                                                                   8/01 at 102    Aaa     4,889,581

   2,500,000   The Community Redevelopment Agency of the City of Los Angeles, California,       1/98 at 101 1/2    BBB     2,542,975
                  Central Business District Redevelopment Project, Tax Allocation,
                  Refunding Bonds, Series G, 6.750%, 7/01/10

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               CALIFORNIA - continued

$  2,500,000   The Community Redevelopment Agency of the City of Los Angeles, California,       1/98 at 101 1/2    BBB    $2,590,025
                  Central Business District Redevelopment Project, Tax Allocation,
                  Refunding Bond, Series 1987-G, 6.750%, 7/01/10

   5,000,000   Department of Water and Power of the City of Los Angeles, California, Water Works,   4/02 at 102     Aa     5,370,100
                  Revenue Bonds, Issue of 1992, 6.500%, 4/15/32

   7,150,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds,   7/98 at 102     A-     7,428,135
                  Refunding Series E, 7.150%, 7/01/24

   6,700,000   County of Orange, California, 1996 Recovery Certificates of Participation, Series A, 7/06 at 102    Aaa     7,100,258
                  6.000%, 7/01/26

   2,000,000   City of Redwood City Public Financing Authority, 1991 Local Agency, Revenue Bonds,   7/01 at 102     A-     2,248,420
                  Series B, 7.250%, 7/15/11 (Pre-refunded to 7/15/01)

   9,190,000   City of San Jose Financing Authority (Santa Clara County, California), 1993 Revenue  9/01 at 102     A1     9,761,894
                  Bonds, Series C(Convention Center Refunding Project),  6.400%, 9/01/22

   3,375,000   Southern California Home Financing Authority, Single Family, Mortgage Revenue Bonds  3/01 at 102    AAA     3,574,260
                  (GNMA and FNMA Mortgage-Backed Securities Program), 1991 Issue A,
                  7.350%, 9/01/24 (Alternative Minimum Tax)

               COLORADO - 5.6%

   4,690,000   Colorado Housing Finance Authority, Multi-Family Housing, Insured Mortgage, Revenue 12/97 at 100     Aa     4,702,053
                  Bonds, 1979 Series A, 6.900%, 10/01/21

               City and County of Denver, Colorado, Airport System, Revenue Bonds, Series 1990A:
   8,765,000      8.500%, 11/15/23 (Alternative Minimum Tax)                                       11/00 at 102   Baa1     9,868,601
  15,910,000      8.000%, 11/15/25 (Alternative Minimum Tax)                                       11/00 at 102   Baa1    17,618,257

               City and County of Denver, Colorado, Airport System, Revenue Bonds, Series 1991A:
   9,485,000      8.750%, 11/15/23 (Alternative Minimum Tax)                                       11/01 at 102   Baa1    11,009,714
   3,040,000      8.000%, 11/15/25 (Alternative Minimum Tax)                                       11/01 at 100   Baa1     3,383,794

               City and County of Denver, Colorado, Airport System, Revenue Bonds, Series 1991D:
   3,165,000      7.750%, 11/15/21 (Alternative Minimum Tax)                                       11/01 at 102   Baa1     3,546,351
   3,825,000      7.000%, 11/15/25 (Alternative Minimum Tax)                                       11/01 at 100   Baa1     4,123,274

     835,000   Denver City and County Airport Revenue Bonds Series 1991D, 7.750%, 11/15/21
                  (Alternative Minimum Tax) (Pre-refunded to 11/15/01)                             11/01 at 102   Baa1       956,994

               City and County of Denver, Colorado, Airport System, Revenue Bonds, Series 1990A:
     770,000      8.500%, 11/15/23 (Alternative Minimum Tax)(Pre-refunded to 11/15/00)             11/00 at 102   Baa1       878,516
   1,505,000      8.000%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/00)            11/00 at 102   Baa1     1,696,511

   1,025,000   City and County of Denver, Colorado, Airport System, Revenue bonds, Series 1991D,   11/01 at 100   Baa1     1,129,181
                  7.000%, 11/15/25 (Alternative Minimum Tax)(Pre-refunded to 11/15/01)

               City and County of Denver, Colorado, Airport System, Revenue Bonds, Series 1991A:
   3,425,000      8.750%, 11/15/23 (Alternative Minimum Tax)(Pre-refunded to 11/15/01)             11/01 at 102   Baa1     4,048,213
   1,100,000      8.000%, 11/15/25 (Alternative Minimum Tax) (Pre-refunded to 11/15/01)            11/01 at 100   Baa1     1,252,240

   5,110,000   County of Pueblo, Colorado, Hospital Refunding and Improvement, Revenue Bonds        9/01 at 100    N/R     5,825,962
                  (Parkview Episcopal Medical Center, Inc. Project), Series 1991B, 8.300%, 9/01/11
                  (Pre-refunded to 9/01/01)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value

               FLORIDA - 3.6%

$  7,725,000   Charlotte County, Florida, Utility System, Refunding Revenue Bonds, Series 1996A,   12/97 at 100    Aaa    $7,733,498
                  6.200%, 10/01/23

   5,250,000   Dade County Industrial Development Authority, Solid Waste Disposal, Revenue Bonds    2/01 at 102    AA-     5,709,953
                  (Florida Power &Light Company Project), Series 1991, 7.150%, 2/01/23 (Alternative
                  Minimum Tax)

  13,650,000   Palm Beach County Health Facilities Authority, Hospital, Revenue Refunding Bonds,   12/98 at 102    N/R    14,617,376
                  Series 1988 (JFKMedical Center, Inc. Projects), 8.875%, 12/01/18 (Pre-refunded to 12/01/98)

   8,485,000   St. Lucie County, Florida, Solid Waste Disposal, Revenue Bonds (Florida Power        2/01 at 102    AA-     9,179,752
                  and Light Company Project), Series 1991, 7.150%, 2/01/23 (Alternative
                  Minimum Tax)

               City of Tampa, Florida, Capital Improvement Program, Revenue Bonds, Series 1988A:
   1,665,000      8.000%, 10/01/02                                                                 10/98 at 100     AA     1,727,554
   5,830,000      8.250%, 10/01/18                                                                 10/98 at 100     AA     6,028,628

               GEORGIA - 2.9%

               Clayton County Hospital Authority, Revenue Anticipation
               Certificates (Southern Regional Medical Center Project), Georgia,
               Series 1991:
   2,900,000      6.500%, 8/01/10                                                                   8/01 at 102    Aaa     3,144,818
   4,500,000      7.000%, 8/01/13                                                                   8/01 at 102    Aaa     4,956,705

   3,000,000   Clayton County Housing Authority, Multifamily Housing, Revenue Bonds,               No Opt. Call   Baa1     3,008,850
                  Spring Lake Apartments Project, 8.125%, 12/01/05 (Mandatory put 12/01/97)

  15,900,000   The Fulton-De Kalb Hospital Authority, Georgia, Revenue Certificates,                1/01 at 102    Aaa    17,440,551
                   Series 1991 (Grady Memorial Hospital), 6.900%, 1/01/20
                   (Pre-refunded to 1/01/01)

   7,000,000   County Board of Education of Richmond County (Georgia), General Obligation           5/98 at 100    Aaa     7,024,570
                   School Bonds, Series 1997, 5.950%, 11/01/26

               ILLINOIS - 9.5%

   6,015,000   Illinois Development Finance Authority, Multi-family Housing, Revenue Bonds,         3/02 at 102   BBB+     6,366,156
                   Series 1992 (Town and Garden Apartments Project), 7.800%, 3/01/06
                   (Alternative Minimum Tax)

               Illinois Health Facilities Authority Hospital, Revenue Bonds, Series 1993-A
               (Hinsdale Hospital):
   3,195,000      9.000%, 11/15/15                                                                 11/00 at 102   Baa1     3,806,204
  11,000,000      7.000%, 11/15/19                                                                 11/03 at 102   Baa1    12,827,320

  14,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1991                     8/01 at 102     Aa    15,873,875
                  (Northwestern Memorial Hospital), 6.750%, 8/15/11

   3,000,000   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1991           8/01 at 102    Aaa     3,312,300
                  (Sherman Hospital Project), 6.750%, 8/01/21 (Pre-refunded to 8/01/01)

   5,265,000   Illinois Health Facilities Authority (Rockford Memorial Hospital), Revenue           8/01 at 100    Aaa     5,385,884
                  Refunding Bonds, Series 1991A, 6.000%, 8/15/21

   2,820,000   Illinois Housing Development Authority, Section 8, Elderly Housing, Revenue Bonds    9/02 at 102      A     2,987,198
                  (Garden House of Maywood Development), Series 1992, 7.000%, 9/01/18

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               ILLINOIS - continued

$  6,000,000   Central Lake County Joint Action Water Agency, Lake County, Illinois, Water Revenue  5/00 at 102    Aaa    $6,524,640
                  Bonds, Series 1990A, 7.000%, 5/01/19 (Pre-refunded to 5/01/00)

  10,000,000   Central Lake County Joint Action Water Agency, Lake County, Illinois, Water Revenue  5/01 at 102    Aaa    11,087,600
                  Bonds, Series 1991, 7.000%, 5/01/20 (Pre-refunded to 5/01/01)

   6,540,000   City of Chicago, Chicago-O'Hare International Airport, Special Facility, Revenue    11/00 at 103   Baa2     7,457,954
                  Bonds (United Air Lines, Inc. Project), Series 1984B, 8.850%, 5/01/18

  24,430,000   The County of Cook, Illinois, General Obligation Bonds, Series 1991,                11/01 at 102    Aaa    27,149,303
                  6.750%, 11/01/18 (Pre-refunded to 11/01/01)

   3,590,000   Joliet Regional Port District Airport Facilities, Revenue Bonds, Lewis               7/07 at 103    N/R     3,766,664
                  University Airport, Series 97A, 7.250%, 7/01/18 (Alternative Minimum Tax)

  10,575,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry                 6/02 at 100    Aaa    10,986,262
                  and Will Counties, Illinois, General Obligation Bonds, Series 1992A,
                  6.125%, 6/01/22

               INDIANA - 1.3%

   5,905,000   Indiana Health Facility Financing Authority, Hospital, Revenue Bonds, Series 1992    7/01 at 102    Aaa     6,559,215
                  (Community Hospitals Projects), 7.000%, 7/01/11 (Pre-refunded to 7/01/01)

   4,000,000   The Indianapolis Local Public Improvement Bond Bank, Series 1992 DBonds,             2/98 at 100     A+     4,019,040
                  6.500%, 2/01/22

   5,125,000   City of Petersburg, Indiana, Pollution Control, Refunding Revenue Bonds,            12/04 at 102    Aa2     5,630,530
                  Series 1995A  (Indianapolis Power &Light Company Project), 6.625%, 12/01/24

               IOWA - 0.4%

   4,500,000   Polk County, Iowa, Health Facilities Revenue Bonds, Catholic Health Corporation     11/01 at 101    Aaa     4,883,895
                   (Mercy Health Center of Central Iowa Project), Series 1991, 6.750%, 11/01/15

               KANSAS - 1.6%

               City of Merriam, Kansas, Hospital, Refunding Revenue Bonds, Series 1991B (Shawnee
               Mission Medical Center, Inc. Project):
   7,380,000      7.250%, 9/01/11 (Pre-refunded to 9/01/01)                                         9/01 at 102    AAA     8,284,788
  10,000,000      7.250%, 9/01/21 (Pre-refunded to 9/01/01)                                         9/01 at 102    AAA    11,226,000

               KENTUCKY - 2.3%

   3,000,000   Kentucky Development Finance Authority, Hospital Facilities, Revenue Bonds,          9/01 at 102    N/R     3,349,020
                  Series 1991 (St. Claire Medical Center, Inc. Project), 7.125%, 9/01/21
                  (Pre-refunded to 9/01/01)

  10,225,000   Kentucky Housing Corporation, Housing, Revenue Bonds (Federally Insured or           1/05 at 102    Aaa    10,847,089
                  Guaranteed Mortgage Loans), 1995 Series B, 6.625%, 7/01/26 (Alternative
                  Minimum Tax)

  10,000,000   City of Danville, Kentucky, Multi-City Lease, Revenue Bonds (Louisville and          3/02 at 102    Aaa    11,176,000
                  Jefferson County Metropolitan Sewer District Sewer and Drainage System
                  Revenue Project), Fixed Rate Series 1991-G, 6.800%, 3/01/19 (Pre-refunded to 3/01/02)

   2,945,000   Greater Kentucky Housing Assistance Corporation, Mortgage, Revenue Refunding         1/00 at 102    Aaa     3,096,020
                  Bonds, Series 1992B (FHA Insured Mortgage Loans-Section 8 Assisted Projects),
                  7.625%, 1/01/25

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               MARYLAND - 1.8%

               Community Development Administration, Department of Housing and
               Community Development, State of Maryland, Single Family, Program
               Bonds, 1991 Fourth Series:
$ 13,235,000      7.450%, 4/01/20 (Alternative Minimum Tax)                                         4/01 at 102    Aa2   $13,972,190
   3,985,000      7.450%, 4/01/32 (Alternative Minimum Tax)                                         4/01 at 102    Aa2     4,214,536

   3,385,000   Community Development Administration, Department of Housing and Community            5/01 at 102    Aa3     3,556,958
                  Development, State of Maryland, Multi-Family Housing, Revenue Bonds (Insured
                  Mortgage Loans), 1991 Series E, 7.100%, 5/15/28

               MASSACHUSETTS - 4.8%

               Massachusetts Bay Transportation Authority, General Transportation System Bonds,
               1991 Series A:
  10,225,000      7.000%, 3/01/11 (Pre-refunded to 3/01/01)                                         3/01 at 102    Aaa    11,302,715
  19,600,000      7.000%, 3/01/22 (Pre-refunded to 3/01/01)                                         3/01 at 102    Aaa    21,665,840
   5,100,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,            7/02 at 102    Aaa     5,588,784
                  New England Medical Center Hospitals Issue, Series F, 6.625%, 7/01/25

  15,000,000   Massachusetts Industrial Finance Agency, Resource Recovery, Revenue Bonds (SEMASS    7/01 at 103    N/R    16,929,450
                  Project), Series 1991A, 9.000%, 7/01/15

   3,300,000   Massachusetts Industrial Finance Agency, Resource Recovery, Revenue Bonds, Semass    7/01 at 103    N/R     3,724,413
                  Project, Series 1991B, 9.250%, 7/01/15 (Alternative Minimum Tax)

               MICHIGAN - 3.3%

   5,000,000   Michigan State Hospital Finance Authority, Hospital, Revenue Bonds (The              8/01 at 102      A     5,654,550
                  Detroit Medical Center Obligated Group), Series 1991A, 7.500%, 8/15/11
                  (Pre-refunded to 8/15/01)

  16,875,000   Michigan Strategic Fund, Limited Obligation, Refunding Revenue Bonds (The Detroit   12/01 at 102    Aaa    18,522,506
                  Edison Company Pollution Control Bonds Project), Collateralized Series 1991DD,
                  6.875%, 12/01/21

   8,500,000   Michigan Strategic Fund, Limited Obligation, Revenue Bonds (Waste Management, Inc.  12/02 at 102     A-     9,177,365
                  Project), Series 1992, 6.625%, 12/01/12 (Alternative Minimum Tax)

   7,000,000   City of Grand Rapids, Michigan, Water Supply System, Refunding Revenue Bonds,        1/01 at 102    Aaa     7,481,040
                  Series 1991, 6.250%, 1/01/11

               MINNESOTA - 1.0%

   4,705,000   Minnesota Housing Finance Agency, Single Family, Mortgage Bonds, 1994 Series J,      1/04 at 102    AA+     5,030,116
                  6.950%, 7/01/26 (Alternative Minimum Tax)

   3,655,000   The Dakota County Housing and Redevelopment Authority, The Washington County        No Opt. Call    Aaa     5,053,915
                  Housing and Redevelopment Authority, and The City of Bloomington, Minnesota,
                  Single Family, Residential Mortgage, Revenue Bonds (GNMA Mortgage-Backed
                  Program),Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax)

   2,455,000   Washington County Housing and Redevelopment Authority, Multifamily Housing, Revenue  8/01 at 102    AAA     2,615,434
                  Bonds (FHAInsured Mortgage Loan-Cottages Phase IIIProject), Series 1991,
                  7.650%, 8/01/32 (Alternative Minimum Tax)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               MISSISSIPPI - 0.6%

$  3,370,000   Canton Housing Development Corporation, 1990 Multifamily Mortgage, Revenue          No Opt. Call    AAA    $4,155,513
                  Refunding Bonds (Canton Estates Apartments Project - FHA Insured Mortgage,
                  Section 8 Assisted Project), Series A, 7.750%, 8/01/24

   1,225,000   Charter Mortgage Corporation, 1990 Multifamily Mortgage, Revenue Refunding Bonds     8/01 at 100    AAA     1,496,154
                  (Church Garden Apartments - FHA Insured Mortgage, Section 8 Assisted Project),
                  Series A, 7.750%, 8/01/21

   1,345,000   Pearl Housing Development Corporation, 1990 Multifamily Mortgage, Revenue Refunding  2/01 at 100    AAA     1,401,450
                  Bonds (Rose Garden Apartments Project - FHA Insured Mortgage, Section 8 Assisted
                  Project), Series A, 7.750%, 8/01/22

               MISSOURI - 1.7%

               Health and Educational Facilities Authority of the State of Missouri, Health Facilities,
               Refunding and Improvement Revenue Bonds (Heartland Health System's Project),
               Series 1989:
   3,070,000      7.625%, 10/01/00                                                             10/99 at 102 1/2   BBB+     3,322,907
   6,500,000      8.125%, 10/01/10                                                             10/99 at 102 1/2   BBB+     7,094,555

               The Industrial Development Authority of the County of Jackson, State of Missouri, Health
               Care System, Revenue Bonds, St. Mary's Hospital of Blue Springs Issue, Series 1994:
   5,730,000      6.500%, 7/01/12                                                                   7/02 at 102   Baa1     5,990,429
   5,605,000      7.000%, 7/01/22                                                                   7/02 at 102   Baa1     5,975,771

               MONTANA - 0.6%

   7,000,000   City of Forsyth, Rosebud County, Montana, Pollution Control, Revenue Refunding Bonds 8/01 at 102    Aaa     7,684,110
                  (Puget Sound Power & Light Company Colstrip Project), Series 1992, 7.050%, 8/01/21

               NEBRASKA - 1.6%

  11,000,000   Nebraska Investment Finance Authority, Single Family Housing, Revenue Bonds,     3/05 at 101 1/2    AAA    11,661,980
                  1995 Series A, 6.800%, 3/01/35 (Alternative Minimum Tax)

   8,000,000   Nebraska Investment Finance Authority, Single Family Housing, Revenue Bonds,     3/05 at 101 1/2    AAA     8,369,920
                  1995 Series B, 6.450%, 3/01/35 (Alternative Minimum Tax)

               NEW HAMPSHIRE - 0.5%

   1,995,000   New Hampshire Housing Finance Authority, Single Family, Residential,                 7/98 at 103     Aa     2,072,845
                  Mortgage Bonds, 1988 Series A, 8.500%, 7/01/14 (Alternative Minimum Tax)

   4,190,000   New Hampshire Housing Finance Authority, Single Family, Residential,                 7/01 at 102     Aa    4,422,294
                  Mortgage Bonds, 1991 Series C, 7.100%, 1/01/23

               NEW JERSEY - 1.1%

  13,000,000   Pollution Control Financing Authority of Camden County (Camden County,              12/01 at 102     BB    13,418,730
                  New Jersey), Solid Waste Disposal and Resource Recovery System, Revenue
                  Bonds, Series 1991 D, 7.250%, 12/01/10

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               NEW YORK - 15.0%

               Dormitory Authority of the State of New York, State University
               Educational Facilities, Revenue Bonds, Series 1990A:
$ 13,000,000      7.400%, 5/15/01                                                                   5/00 at 102     A-   $14,187,680
  11,750,000      7.700%, 5/15/12 (Pre-refunded to 5/15/00)                                         5/00 at 102    Aaa    13,000,435

   8,325,000   Dormitory Authority of the State of New York, Menorah Campus, Inc., FHA-Insured      8/01 at 102    AAA     9,393,014
                  Mortgage Revenue Bonds, Series 1991, 7.400%, 2/01/31 (Pre-refunded to 8/01/01)

   7,550,000   Dormitory Authority of the State of New York, Mental Health Services Facilities      2/07 at 102     A-     7,561,929
                  Improvement, Revenue Bonds, Series 1997B, 5.500%, 8/15/17

               Dormitory Authority of the State of New York, Mental Health
               Services Facilities Improvement, Revenue Bonds, Series 1997A:
  13,060,000      5.750%, 8/15/22                                                                   2/07 at 102     A-    13,275,751
   5,000,000      5.750%, 2/15/27                                                                   2/07 at 102     A-     5,078,400

  21,075,000   New York Local Government Assistance Corporation, New York, Series 1991B,            4/01 at 102    Aaa    23,707,268
                  7.500%, 4/01/20 (Pre-refunded to 4/01/01)

               New York State Medical Care Facilities Finance Agency,
               FHA-Insured Mortgage Project, Revenue Bonds, 1995 Series F:
   4,400,000      6.200%, 8/15/15                                                                   8/05 at 102     Aa     4,766,960
   4,250,000      6.300%, 8/15/25                                                                   8/05 at 102     Aa     4,617,158

   8,000,000   New York State Medical Care Facilities Finance Agency, New York Hospital,            2/05 at 102    Aaa     8,872,720
                  FHA-Insured Mortgage, Revenue Bonds, 1994 Series A (AMBAC Insured Series),
                  6.500%, 8/15/29

   5,000,000   New York State Medical Care Facilities Finance Agency, Brookdale Hospital, Medical   2/05 at 102   BBB+     5,496,200
                  Center Secured Hospital, Revenue Bonds, 1995 Series A, 6.850%, 2/15/17

   8,025,000   New York State Thruway Authority, General Revenue Bonds, Series C, 6.000%, 1/01/25   1/05 at 102    Aaa     8,481,703

   2,170,000   N.F. Housing and Commercial Rehabilitation Corporation, 1992, Multifamily Mortgage,  No Opt. Call     AA    2,532,325
                  Revenue Refunding Bonds (FHAInsured Mortgage, Section 8 Assisted Project),
                  7.350%, 8/01/23

   2,090,000   The City of New York (New York), General Obligation Bonds, Fiscal 1992 Series H,  2/02 at 101 1/2   Baa1    2,286,920
                  7.000%, 2/01/18

   6,000,000   The City of New York (New York), General Obligation Bonds, Fiscal 1993 Series B, 10/02 at 101 1/2   Baa1    6,561,420
                  6.750%, 10/01/17

   6,750,000   The City of New York, General Obligation Bonds, Fiscal 1985 Series F,                2/05 at 101   Baa1     7,477,043
                  6.625%, 2/15/25

  11,000,000   The City of New York, General Obligation Bonds, Fiscal 1996 Series J             2/06 at 101 1/2   Baa1    11,391,710
                  (Subseries J-1), 6.000%, 2/15/24

   6,000,000   The City of New York, General Obligation Bonds, Fiscal 1997 Series H,                8/07 at 101   Baa1     6,296,280
                  6.125%, 8/01/25

               The City of New York, General Obligation Bonds, Fiscal 1995 Series B:
   3,095,000      7.250%, 8/15/19 (Pre-refunded to 8/15/04)                                         8/04 at 101    Aaa     3,645,539
   2,405,000      7.250%, 8/15/19                                                                   8/04 at 101   Baa1     2,737,660

  14,190,000   New York City, New York, Municipal Water Finance Authority, Water and Sewer System,  6/05 at 101    Aaa    14,772,358
                  Revenue Bonds, Fiscal 1996 Series A, 5.875%, 6/15/25

   6,500,000   New York City Transitional Finance Authority, Future Tax Secured Bonds Fiscal,       8/07 at 101     AA     6,218,355
                  1998 Series A, 5.000%, 8/15/27

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               NEW YORK - continued

$  3,375,000   Penfield-Crown Oak Housing Development Corporation, 1991, Multifamily Mortgage,      2/03 at 100    AAA    $3,591,203
                  Revenue Refunding Bonds (Crown Oak Estates - FHA Insured Mortgage, Section 8
                  Assisted Project), Series A, 7.350%, 8/01/23

               NORTH CAROLINA - 0.9%

  10,500,000   North Carolina Eastern Municipal Power Agency, Power System, Revenue Bonds,          1/02 at 102   Baa1    11,029,410
                  Refunding Series 1991 A, 6.250%, 1/01/03

               OHIO - 1.0%

   6,595,000   Ohio Housing Finance Agency, Residential Mortgage, Revenue Bonds (GNMA Mortgage-     3/05 at 102    AAA     7,050,846
                  Backed Securities Program), 1995 Series A-2, 6.625%, 3/01/26 (Alternative
                  Minimum Tax)

   4,800,000   County of Butler, Ohio, Hospital Facilities, Revenue Refunding and Improvement       1/02 at 102   BBB-     5,223,600
                  Bonds, Series 1991 (Fort Hamilton-Hughes Memorial Hospital Center),
                  7.500%, 1/01/10

               OKLAHOMA - 4.8%

  12,810,000   Oklahoma County Home Finance Authority (Oklahoma County, Oklahoma), Single Family    7/01 at 102     A1    13,542,220
                  Mortgage, Revenue Refunding Bonds, 1991 Series A, 8.750%, 7/01/12

  17,510,000   Pottawatomie County Home Finance Authority (Oklahoma), Municipal Refunding,         No Opt. Call    Aaa    23,516,105
                  Collateralized Mortgage Obligations (MRCMO), Series 1991 A, 8.625%, 7/01/10

  10,000,000   Trustees of the Tulsa Municipal Airport Trust, 1988 Adjustable Rate, Revenue        12/00 at 102   Baa2    10,866,000
                   Obligations, 7.375%, 12/01/20 (Alternative Minimum Tax)

  10,100,000   Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Series 1991,           6/01 at 102   Baa2    11,148,481
                  7.600%, 12/01/30 (Alternative Minimum Tax)

               PENNSYLVANIA - 0.6%

               Falls Township Hospital Authority, Refunding Revenue Bonds, The
               Delaware Valley Medical Center Project (FHA Insured Mortgage),
               Series 1992:
   3,890,000      6.900%, 8/01/11                                                                   8/02 at 102    AAA     4,230,881
   3,000,000      7.000%, 8/01/22                                                                   8/02 at 102    AAA     3,270,060

               RHODE ISLAND - 0.4%

   5,260,000   Rhode Island Housing and Mortgage Finance Corporation, Mortgage Finance Revenue      4/98 at 102     A1     5,405,439
                  Bonds, 1988 Series A(Corporation Supplemental Insurance Program),
                  8.250%, 10/01/08

               SOUTH CAROLINA - 0.6%

   6,500,000   Lexington County Health Services District, Inc., South Carolina, Hospital,          10/01 at 102   Aaa      7,099,235
                  Revenue Bonds, Series 1991, 6.750%, 10/01/18

               TENNESSEE - 1.1%

   2,020,000   Metropolitan Government Nashville and Davidson County Water and Sewer System,       12/97 at 101     A1     2,029,110
                  7.000%, 1/01/14

  10,300,000   Metropolitan Nashville Airport Authority (Tennessee) Airport Improvement, Revenue    7/01 at 102    Aaa    11,257,797
                  Bonds, Refunding Series 1991C, 6.625%, 7/01/07

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               TEXAS - 6.3%

$ 14,360,000   Alliance Airport Authority, Inc., Special Facilities, Revenue Bonds, Series 1990    12/00 at 102    Baa2   15,654,410
                  (American Airlines, Inc. Project), 7.500%, 12/01/29 (Alternative Minimum Tax)

               Arlington Independent School District (Tarrant County, Texas),
               Unlimited Tax, Refunding and Improvement Bonds, Series 1995:
  11,635,000      0.000%, 2/15/11                                                              2/05 at 71 30/32    Aaa     5,770,611
  13,985,000      0.000%, 2/15/14                                                              2/05 at 58 22/32    Aaa     5,607,006

   5,000,000   Brazos River Authority (Texas), Collateralized, Revenue Refunding Bonds             10/98 at 102    A-      5,238,350
                   (Houston Lighting and Power Company Project), Series 1988D,
                   7.750%, 10/01/15

   5,600,000   Dallas-Fort Worth International Airport Facility Improvement Corporation,           11/00 at 102    Baa2    6,095,264
                   American Airlines, Inc, Revenue Bonds, Series 1990, 7.500%, 11/01/25
                   (Alternative Minimum Tax)

   9,690,000   Fort Worth Housing Finance Corporation, Home Mortgage, Revenue Refunding Bonds,     10/01 at 103     Aa    10,558,127
                  Series 1991A, 8.500%, 10/01/11

   7,815,000   City of Houston, Texas, Airport System Subordinate Lien, Revenue Bonds,              7/01 at 102    Aaa     8,596,266
                  Series 1991B, 6.625%, 7/01/22 (Pre-refunded to 7/01/01)

               City of Houston, Texas, Water and Sewer System, Junior Lien,
               Revenue Refunding Bonds, Series 1991C:
   1,155,000      6.375%, 12/01/17 (Pre-refunded to 12/01/01)                                      12/01 at 102    Aaa     1,269,414
  17,345,000      6.375%, 12/01/17                                                                 12/01 at 102    Aaa    18,861,473

               VERMONT - 0.7%

               Vermont Housing Finance Agency, Single Family Housing, Bonds, Series 2:
   6,405,000      7.300%, 5/01/25 (Alternative Minimum Tax)                                        11/01 at 102     A1     6,758,556
   1,595,000      6.875%, 5/01/25 (Alternative Minimum Tax)                                        11/01 at 102     A1     1,671,815

               VIRGINIA - 1.2%

  10,500,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 1992           1/02 at 102    Aa1     11,069,415
                  Series A, 7.150%, 1/01/33

   3,860,000   Industrial Development Authority of the City of Roanoke, Virginia, Hospital,        7/00 at 100    Aaa      4,092,990
                  Revenue Bonds (Roanoke Memorial Hospitals, Community Hospital of Roanoke
                  Valley and Franklin Memorial Hospital Project), Series 1990, 6.500%, 7/01/25
                  (Pre-refunded to 7/01/00)

               WASHINGTON - 7.2%

   4,750,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1991              1/01 at 102      A     5,253,072
                 (Yakima Valley Memorial Hospital Association, Yakima), 7.250%, 1/01/21
                 (Pre-refunded to 1/01/01)

  14,850,000   Washington Public Power Supply System, Nuclear Project No. 2, Refunding Revenue      7/00 at 102    Aaa    16,182,935
                  Bonds, Series 1990B, 7.000%, 7/01/12 (Pre-refunded to 7/01/00)

   4,000,000   Washington Public Power Supply System, Nuclear Project No. 2, Refunding Revenue      7/04 at 102    Aa1     4,012,040
                  Bonds, Series 1994A, 5.375%, 7/01/11

  14,500,000   Washington Public Power Supply System, Nuclear Project No. 3, Refunding Revenue      1/00 at 102    Aaa    15,745,260
                  Bonds, Series 1989B, 7.400%, 7/01/09 (Pre-refunded to 1/01/00)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               WASHINGTON - continued

$  3,010,000   Camas School District No. 117, Clark County, Washington, Unlimited Tax, General     12/05 at 100    Aaa    $3,191,562
                  Obligation Bonds, 1995, 6.000%, 12/01/14

   4,185,000   Douglas County Public Utility District No. 1 Wells Hydroelectric Project,            9/06 at 106     A+     5,463,642
                  8.750%, 9/01/18

  12,415,000   Federal Way School District No. 210, King County, Washington, Unlimited Tax,        12/03 at 100     A1    14,098,597
                  General Obligation Bonds, 1991, 6.950%, 12/01/11 (Pre-refunded to 12/01/03)

               Municipality of Metropolitan Seattle (Seattle, Washington),
               Limited Sales Tax, General Obligation Bonds, Series 1991
               (Refunding):
   9,810,000      6.625%, 1/01/11                                                               1/98 at 101 1/2     Aa     9,995,212
  10,310,000      6.875%, 1/01/20                                                               1/98 at 101 1/2     Aa    10,505,270

   4,000,000   North Thurston School District No. 3, Thurston County, Washington,                  12/02 at 100      A     4,325,760
                  Unlimited Tax, General Obligation Bonds, 1992, 6.500%, 12/01/09

               WISCONSIN - 1.6%

  10,820,000   Wisconsin Health and Educational Facilities Authority, Revenue Bonds,               12/01 at 102    Aaa    12,029,567
                  Series 1991-B (Novus Health Group), 6.750%, 12/15/20 (Pre-refunded to 12/15/01)

   7,000,000   Wisconsin Housing and Economic Development Authority, Housing, Revenue Bonds,        1/02 at 102     A1     7,399,560
                  1992 Series A, 6.850%, 11/01/12

               WYOMING - 0.6%

   2,390,000   Wyoming Community Development Authority, Single Family, Mortgage Bonds, 1991         6/01 at 102     Aa     2,531,774
                  Series B, 7.400%, 6/01/31

   4,500,000   Wyoming Community Development Authority, Single Family, Mortgage Bonds, 1988        11/01 at 103     Aa     4,814,774
                  Series G (Federally Insured or Guaranteed Mortgage Loans), 7.250%, 6/01/21
                  (Alternative Minimum Tax)
--------------
$1,134,665,000 Total Investments - (cost $1,118,602,705) - 98.4%                                                       1,218,925,089
==============
               Other Assets Less Liabilities - 1.6%                                                                       19,610,782
                                                                                                                       -------------
               Net Assets - 100%                                                                                      $1,238,535,871
               =====================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Premier Municipal
Income Fund, Inc. (NPF)
    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               ALABAMA - 1.0%

$  4,360,000   Alabama Higher Education Loan Corporation, Student Loan Revenue Refunding Bonds,    No Opt. Call    Aaa    $4,645,929
                  Series 1994-D, 5.850%, 9/01/04 (Alternative Minimum Tax)

               ALASKA - 0.4%

   1,470,000   Municipality of Anchorage, Alaska, Home Mortgage Revenue Bonds (Mortgage-Backed      3/02 at 102    AAA     1,584,072
                  Securities Program), 1992, 8.000%, 3/01/09

               ARIZONA - 5.3%

   5,500,000   Arizona Educational Loan Marketing Corporation, 1992 Educational Loan Revenue        No Opt. Call      A    5,822,465
                  Bonds, Series B, 6.950%, 3/01/01 (Alternative Minimum Tax)

   3,650,000   Gilbert Unified School District No. 41 of Maricopa County, Arizona, School            7/04 at 100    Aaa    4,008,211
                  Improvement Bonds, Project of 1993, Series C (1994), 6.100%, 7/01/14
                  (Pre-refunded to 7/01/04)

  11,795,000   Yuma Regional Medical Center on behalf of Hospital District No. 1 of               8/02 at 101 1/2     A   13,809,232
                  Yuma County, Arizona, Hospital Revenue Improvement and Refunding Bond
                  (Yuma Regional Medical Center Project), Series 1992, 8.000%, 8/01/17
                  (Pre-refunded to 8/01/02)

               ARKANSAS - 1.3%

   1,780,000   Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, 1995   7/05 at 102    AAA     1,895,166
                  Series B(Mortgage-Backed Securities Program), 6.550%, 7/01/18 (Alternative
                  Minimum Tax)

   1,400,000   Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, 1994   7/05 at 102    AAA     1,511,790
                  Series C(Mortgage-Backed Securities Program), 6.600%, 7/01/17

     357,942   Drew County (Arkansas), Public Facilities Board, Single Family Mortgage Revenue      8/03 at 103    Aaa       386,641
                  Refunding Bonds, Series 1993A, 7.900%, 8/01/11

   1,310,000   Residential Housing Facilities Board of Greene County, Arkansas, Subordinated        1/02 at 103     Aa     1,399,394
                  Mortgage Revenue Bonds, Series 1991-1, 7.250%, 1/01/10

     488,848   Public Facilities Board of Stuttgart, Arkansas, Single Family Mortgage Revenue       9/03 at 103    Aaa       534,599
                  Refunding Bonds, Series 1993A, 7.900%, 9/01/11

               CALIFORNIA - 2.5%

  33,000,000   Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue Bonds,           No Opt. Call    Baa    11,227,260
                  Series 1995A, 0.000%, 1/01/17

               COLORADO - 3.0%

               Colorado Health Facilities Authority, Hospital Refunding Revenue
               Bonds (National Jewish Center For Immunology and Respiratory
               Medicine Project),Series 1992:
   1,500,000      6.600%, 2/15/02                                                                  No Opt. Call   BBB-     1,596,225
   1,250,000      6.875%, 2/15/12                                                                   2/02 at 102   BBB-     1,308,438
   3,040,000      7.100%, 2/15/22                                                                   2/02 at 102   BBB-     3,185,130

     550,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1990A,    No Opt. Call   Baa1       606,573
                  8.100%, 11/15/00 (Alternative Minimum Tax)

   7,000,000   City and County of Denver, Colorado, Airport System Revenue Bonds, Series 1997E,    11/07 at 101    Aaa     6,902,070
                  5.250%, 11/15/23

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               CONNECTICUT - 1.9%

$  1,280,000   Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds,       5/04 at 102     Aa    $1,376,192
                  1994 Series D, Subseries D-2, 6.900%, 5/15/20 (Alternative Minimum Tax)

   2,000,000   Connecticut Housing Finance Authority Housing Mortgage Finance Program Bonds, 1996   5/06 at 102     Aa     2,115,440
                  Series C-2, 6.250%, 11/15/18

   5,000,000   Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, 1997  5/06 at 102     AA     5,228,150
                  Series A-4, 6.200%, 11/15/22 (Alternative Minimum Tax)

               DISTRICT OF COLUMBIA - 2.8%

   5,250,000   District of Columbia (Washington, D.C.), Hospital Revenue Bonds (National           11/99 at 102    Aaa     5,651,415
                  Rehabilitation Hospital, Inc. Issue), Series 1989A, Medlantic Healthcare Group,
                  7.125%, 11/01/19 (Pre-refunded to 11/01/99)

   2,000,000   District of Columbia, Hospital Revenue Refunding Bonds (Washington Hospital Center   8/02 at 102   Baa1     2,179,280
                  Issue), Series 1992A, 7.000%, 8/15/05

               District of Columbia Housing Finance Agency, Multifamily Housing
               Refunding Revenue Bonds, Series 1992B(FHA Insured Mortgage
               Loan-Section 8 Assisted Project):
     920,000      7.200%, 9/01/12                                                                   9/02 at 102     Aa       981,852
   3,505,000      7.250%, 3/01/24                                                                   9/02 at 102     Aa     3,723,572

               FLORIDA - 1.4%

   1,880,000   State of Florida, Full Faith and Credit, State Board of Education, Public            6/01 at 101    Aaa     2,056,551
                  Education Capital Outlay Bonds, Series 1991-B, 6.700%, 6/01/22
                  (Pre-refunded to 6/01/01)

   4,000,000   Dade County, Florida, Aviation Bonds, Series 1996A, 5.750%, 10/01/18 (Alternative   10/06 at 102    Aaa     4,110,800
                  Minimum Tax)

               GEORGIA - 0.6%

   2,000,000   Municipal Electric Authority of Georgia, Power Revenue Bonds, Series EE,            No Opt. Call    Aaa     2,564,680
                  7.250%, 1/01/24

               IDAHO - 0.4%

   1,500,000   Idaho Housing and Finance Association, Single Family Mortgage Bonds, 1996 Series E,  7/06 at 102     Aa     1,572,090
                  6.350%, 7/01/14 (Alternative Minimum Tax)

               ILLINOIS - 15.3%

               Illinois Development Finance Authority, Multi-Family Housing Bonds, Series 1990B
               (Affordable Housing Preservation Foundation Project)(FHA Insured Mortgage Loans
               Lawless Gardens Project):
     600,000      7.650%, 7/01/07                                                                   1/02 at 105    AAA       664,848
   5,270,000      7.650%, 12/31/31                                                                  1/02 at 105    AAA     5,764,853

   8,345,000   Illinois Development Finance Authority, Multi-Family Housing Revenue Bonds, Series   3/02 at 102   BBB+     8,832,181
                  1992 (Town and Garden Apartments Project), 7.800%, 3/01/06 (Alternative
                  Minimum Tax)

   7,400,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992 (Trinity Medical    7/02 at 102   BBB      7,880,482
                   Center), 7.000%, 7/01/12

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               ILLINOIS - continued

$    125,000   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1992A         4/02 at 102    AA-      $ 139,281
                  (Evangelical Hospitals Corporation), 6.750%, 4/15/12 (Pre-refunded to 4/15/02)

     740,000   Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1992A         No Opt. Call   AA-        857,586
                  (Evangelical Hospitals Corporation), 6.750%, 4/15/12

   4,760,000   Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds     9/02 at 102      A      5,042,220
                  (Garden House of Maywood Development), Series 1992, 7.000%, 9/01/18

     810,000   Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds     1/03 at 102      A        861,087
                  (Morningside North Development), Series 1992D, 6.600%, 1/01/07

   6,390,000   State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds), Series S,        6/00 at 102    Aaa      6,936,856
                  6.800%, 6/15/12 (Pre-refunded to 6/15/00)

   4,500,000   City of Chicago (Illinois), General Obligation Adjustable Rate Bonds, Central   7/02 at 101 1/2    Aaa      5,046,705
                   Public Library Project, Series C of 1988, 6.850%, 1/01/17
                   (Pre-refunded to 7/01/02)

   8,075,000   Town of Cicero, Cook County, Illinois, General Obligation Tax Increment            12/04 at 102    N/R      9,819,927
                  Bonds, Series 1995A, 8.125%, 12/01/12 (Pre-refunded to 12/01/04)

   2,000,000   Onterie Center Housing Finance Corporation (An Illinois Not For Profit              7/02 at 102    Aaa      2,135,580
                  Corporation), Mortgage Revenue Refunding Bonds, Series 1992A (FHA Insured
                  Mortgage Loan-Onterie Center Project), 7.050%, 7/01/27

   2,835,000   Village of Sugar Grove, Kane County, Illinois, Waterworks and Sewerage Refunding    5/02 at 102    N/R      3,070,872
                  Revenue Bonds, Series 1992, 7.500%, 5/01/17

   5,815,000   Town of Wood River, Wood River Township Hospital, Madison County, Illinois, General 2/04 at 102    BBB      6,336,140
                  Obligation Bonds (Alternate Revenue Source), Series 1993, 6.625%, 2/01/14

   5,760,000   Town of Wood River, Wood River Township Hospital, Madison County, Illinois, General 2/04 at 102    BBB      6,241,421
                  Obligation Tort Immunity Bonds, Series 1993, 6.500%, 2/01/14

               INDIANA - 1.2%

   2,000,000   City of Indianapolis, Indiana, Exempt Facility Revenue Bonds, Series 1991           6/99 at 102     A+      2,095,580
                  (Mid America Energy Resources, Inc. Project), 7.250%, 12/01/11
                  (Alternative Minimum Tax)

   2,860,000   PHM Elementary/Middle School Building Corporation (St. Joseph County, Indiana),    No Opt. Call      A      3,199,225
                  First Mortgage Bonds, Series 1994, 6.300%, 1/5/09

               IOWA - 0.4%

   1,655,000   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,               12/02 at 102    Aaa      1,732,206
                  Senior Series B, 5.750%, 12/01/06 (Alternative Minimum Tax)

               KANSAS - 0.9%

   3,800,000   City of Hutchinson, Kansas, Single Family Mortgage Revenue Refunding Bonds,         6/02 at 103      A      4,098,756
                  Series 1992, 8.875%, 12/01/12

               KENTUCKY - 1.2%

   5,000,000   Kentucky Rural Economic Development Authority, Economic Development Project         7/02 at 102    N/R      5,375,350
                  Revenue Bonds, Series 1992 (Donnelly Corporation Project), 8.125%, 7/01/12
                  (Alternative Minimum Tax)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               LOUISIANA - 0.3%

$  1,310,000   Louisiana Housing Finance Agency, Mortgage Revenue Bonds (GNMA Collateralized        9/05 at 103    AAA    $1,441,498
                  Mortgage Loan-St. Dominic Assisted Care Facility), Series 1995, 6.850%, 9/01/25

               MAINE - 2.1%

   8,470,000   Maine Educational Loan Marketing Corporation, Subordinate Student Loan Revenue      No Opt. Call      A     9,217,054
                  Bonds, Series 1994-2, 6.250%, 11/01/06 (Alternative Minimum Tax)

               MARYLAND - 1.4%

   6,000,000   Anne Arundel County, Maryland, Multifamily Housing Revenue Bonds (Woodside          No Opt. Call   BBB+     6,343,740
                  Apartments Project), Series 1994, 7.450%, 12/01/24 (Alternative Minimum Tax)
                  (Mandatory put 12/01/03)

               MASSACHUSETTS - 6.5%

   1,000,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds,            6/99 at 102     A1     1,064,720
                  Brigham and Women's Hospital Issue, Series 1989 C, 7.000%, 6/01/18
                  (Pre-refunded to 6/01/99)

   2,450,000   Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New        4/02 at 102      A     2,667,266
                  England Deaconess Hospital Issue, Series D, 6.875%, 4/01/22

   3,875,000   Massachusetts Health and Educational, Facilities Authority, Revenue Refunding Bonds, 2/04 at 102     Aa     4,006,363
                  Youville Hospital Issue (FHA Insured Project), Series B, 6.000%, 2/15/25

   9,070,000   Massachusetts Industrial Finance Agency, Resource Recovery Revenue Bonds, Semass     7/01 at 103    N/R    10,236,493
                  Project, Series 1991B, 9.250%, 7/01/15 (Alternative Minimum Tax)

      40,000   Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue     No Opt. Call   BBB+        45,433
                  Bonds, 1987 Series A, 8.750%, 7/01/18

   9,780,000   Massachusetts Water Resources Authority, General Revenue Bonds, 1992 Series A,       7/02 at 102    Aaa    10,974,725
                  6.750%, 7/15/12 (Pre-refunded to 7/15/02)

               MICHIGAN - 0.6%

   2,500,000   Wayne County Building Authority (State of Michigan), Building Authority (Capital     3/02 at 102   BBB+     2,901,900
                  Improvement Bonds),Series 1992A (Limited Tax General Obligation), 8.000%, 3/01/17
                  (Pre-refunded to 3/01/02)

               MINNESOTA - 2.5%

  11,180,000   Northwest Minnesota, Multi-County, Housing and Redevelopment Authority,             10/04 at 102    N/R    11,180,000
                 Governmental Housing Revenue Bonds (Pooled Housing Program), Series 1994A,
                 8.125%, 10/01/26

               MISSISSIPPI - 0.6%

   8,610,000   Mississippi Home Corporation, Residual Revenue Capital Appreciation Bonds,      3/04 at 41 20/32    Aaa     2,790,587
                  Series 1992-I, 0.000%, 9/15/16

               NEBRASKA - 3.9%

   2,350,000   Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds,             No Opt. Call     Aa     2,493,515
                  Series A-5B, 6.250%, 6/01/18 (Alternative Minimum Tax)

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               NEBRASKA - continued

$  2,830,000   City of Grand Island, Nebraska, Electric System Revenue Bonds, 1977 Series,         No Opt. Call     A1    $3,099,133
                  6.100%, 9/01/12

  10,935,000   Omaha Public Power District (Nebraska), Electric System Revenue Bonds, 1992,        2/02 at 101 1/2  AAA   12,020,955
                   Series A, 6.500%, 2/01/17 (Pre-refunded to 2/01/02)

               NEW HAMPSHIRE - 2.4%

   1,290,000   New Hampshire Municipal Bond Bank, Educational Institutions Division, Revenue       No Opt. Call    N/R     1,394,258
                  Bonds (1994 Coe-Brown Northwood Academy Project), 7.250%, 5/01/09

   9,200,000   The Industrial Development Authority of the State of New Hampshire, Resource         1/98 at 102     A-     9,441,132
                  Recovery Revenue Bonds, Series 1987 (SES Concord Project), 8.500%, 1/01/09

               NEW YORK - 12.8%

   6,500,000   Dormitory Authority of the State of New York, City University System Consolidated    7/00 at 102    Aaa     7,190,235
                  Revenue Bonds, Series 1990A, 7.625%, 7/01/20 (Pre-refunded to 7/01/00)

   5,000,000   New York Local Government Assistance Corporation, New York, Series 1991B,            4/01 at 102    Aaa     5,624,500
                  7.500%, 4/01/20 (Pre-refunded to 4/01/01)

   4,905,000   New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital 8/03 at 102    AAA     5,072,064
                  Center, FHA-Insured Mortgage Revenue Bonds, 1993 Series A, 5.600%, 8/15/13

   6,000,000   New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home,    8/02 at 102    AAA     6,376,320
                  FHA-Insured Mortgage Revenue Bonds, 1992 Series B, 6.200%, 8/15/22

   8,450,000   New York State Urban Development Corporation, State Facilities Revenue Bonds, Series 4/01 at 102    Aaa     9,505,405
                  1991, 7.500%, 4/01/20 (Pre-refunded to 4/01/01)

   3,500,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series B,               No Opt. Call   Baa1     3,824,905
                  7.500%, 2/01/01

               The City of New York, General Obligation Bonds, Fiscal 1995 Series E:
   1,550,000      6.500%, 8/01/02                                                                  No Opt. Call   Baa1     1,676,992
   3,080,000      6.600%, 8/01/04                                                                  No Opt. Call   Baa1     3,403,616

   1,000,000   The City of New York, General Obligation Bonds, Fiscal, 1995 Series A,              No Opt. Call   Baa1     1,126,700
                  7.000%, 8/01/04

   2,075,000   The City of New York, General Obligation Bonds, Fiscal 1990 Series F,           11/01 at 101 1/2    Aaa     2,428,082
                  8.400%, 11/15/05 (Pre-refunded to 11/15/01)

   2,000,000   The City of New York, General Obligation Bonds, Fiscal 1992 Series C-1           8/02 at 101 1/2    Aaa     2,231,800
                  Fixed Rate Bonds, 6.625%, 8/01/12 (Pre-refunded to 8/01/02)

   4,000,000   The City of New York, General Obligation Bonds, Fiscal 1996 Series J-1,          2/06 at 101 1/2   Baa1     4,094,200
                  5.875%, 2/15/19

   2,085,000   The City of New York, General Obligation Bonds, Fiscal 1991 Series D,            8/01 at 101 1/2   Baa1     2,456,568
                  9.500%, 8/01/02

   1,915,000   The City of New York, General Obligation Bonds, Fiscal 1991 Series D,            8/01 at 101 1/2   Aaa      2,291,068
                   9.500%, 8/01/02 (Pre-refunded to 8/01/01)

               NORTH CAROLINA - 0.5%

   2,130,000   North Carolina Housing Finance Agency, Multifamily Revenue Refunding Bonds (1992     7/02 at 102     Aa     2,283,211
                  Refunding Bond Resolution), Series B, 6.900%, 7/01/24

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               OHIO - 4.9%

$ 11,735,000   Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds (GNMA              9/99 at 102    AAA   $12,321,980
                  Mortgage-Backed Securities Program), 1989 Series A, 7.650%, 3/01/29 (Alternative
                  Minimum Tax)

   8,500,000   Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities  11/97 at 102    Aaa     8,686,150
                  Revenue Bonds, Series 1987 (Akron City Hospital Project), 8.875%, 11/15/07
                  (Pre-refunded to 11/15/97)

     895,000   Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond   5/00 at 102    N/R       942,202
                  Fund), Series 1992A, 7.750%, 5/15/07 (Alternative Minimum Tax)

               PENNSYLVANIA - 4.4%

   2,000,000   Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley      8/02 at 102    AAA     2,180,040
                  Medical Center Project, Series 1992, 7.000%, 8/01/22

   1,175,000   Northampton County Hospital Authority (Pennsylvania), Hospital Revenue Bonds        No Opt. Call    BBB     1,237,581
                  (Easton Hospital), Series A of 1992, 6.900%, 1/01/02

   7,625,000   City of Philadelphia, Pennsylvania, Water and Sewer Revenue Bonds, Tenth Series,    No Opt. Call    Aaa     8,812,441
                  7.350%, 9/01/04

   4,450,000   The Hospitals and Higher Education Facilities Authority of Philadelphia,             8/00 at 100     A-     4,840,977
                  Hospital Revenue Bonds (Children's Seashore House), Series 1992B,
                  7.000%, 8/15/22

   2,500,000   The Hospitals and Higher Eduction Facilities Authority of Philadelphia               8/02 at 102     A-     2,736,375
                  Hospital Revenue Bonds (Children's Seashore House), Series 1992A,
                  7.000%, 8/15/12

               SOUTH DAKOTA - 1.5%

   6,510,000   South Dakota Student Loan Assistance Corporation, Student Loan Revenue Bonds,      No Opt. Call      A      6,786,284
                  Series 1989-B, 7.400%, 8/01/99 (Alternative Minimum Tax)

               TEXAS - 3.6%

   4,288,965   General Services Commission (an Agency of the State of Texas), as Lessee,       9/99 at 101 1/2      A      4,620,031
                  Participation Interests, 7.500%, 9/01/22

   9,500,000   Harris County Health Facilities Development Corporation, Adjustable Convertible    11/97 at 100     A1      9,596,710
                  Extendable Securities (Greater Houston Pooled Health Care Loan Program),
                  Series 1985B, 7.375%, 12/01/25 (Mandatory put 12/01/98)

   1,685,000   Victoria Housing Finance Corporation, Single Family Mortgage Revenue               No Opt. Call    Aaa      1,844,570
                  Refunding Bonds, Series 1995, 8.125%, 1/01/11

               UTAH - 0.8%

   1,250,000   Utah Housing Finance Agency, Single Family Mortgage Bonds, 1996 Series C,            1/07 at 102     AA     1,320,188
                  6.450%, 7/01/14 (Alternative Minimum Tax)

   2,250,000   Utah Housing Finance Agency Single Family Mortgage Bonds, 1997 Series F,         7/07 at 101 1/2     AA     2,259,473
                  5.750%, 7/01/15 (Alternative Minimum Tax)

               VIRGINIA - 2.0%

   5,000,000   Virginia Housing Development Authority, Commonwealth Mortgage Bonds,                 1/02 at 102    Aa1     5,294,800
                  1992 Series A, 7.100%, 1/01/22

    Principal                                                                                      Optional Call              Market
       Amount  Description                                                                         Provisions*    Ratings**    Value
               VIRGINIA - continued

$  3,200,000   Suffolk Redevelopment and Housing Authority, Multifamily Housing Revenue Refunding   7/02 at 104   Baa2    $3,503,744
                  Bonds, Series 1994 (Chase Heritage at Dulles Project), 7.000%, 7/01/24 (Mandatory
                  put 7/01/04)

               WASHINGTON - 4.2%

   9,500,000   State of Washington, General Obligation and General Obligation Refunding Bonds,     No Opt. Call    Aa1    10,708,590
                  Series 1992A and AT-6, 6.250%, 2/01/11

   2,500,000   Washington Health Care Facilities Authority, Revenue Bonds, Series 1992 (Sacred      2/02 at 102    AA-     2,711,075
                  Heart Medical Center, Spokane), 6.875%, 2/15/12

   3,000,000   Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue      7/99 at 102    Aaa     3,223,860
                  Bonds, Series 1989A, 7.500%, 7/01/07 (Pre-refunded to 7/01/99)

   2,000,000   Washington Public Power Supply System, Nuclear Project No. 3 Refunding Revenue       7/00 at 102    Aa1     2,181,760
                  Bonds, Series 1990B, 7.375%, 7/01/04

               WEST VIRGINIA - 0.5%

   2,000,000   West Virginia Housing Development Fund, Housing Finance Bonds, 1992 Series B,
                  7.200%, 11/01/20 (Alternative Minimum Tax)                                        5/02 at 102    Aaa     2,140,440

               WISCONSIN - 2.2%

   5,950,000   Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds,         1/02 at 102     A1     6,289,626
                  1992 Series A, 6.850%, 11/01/12

   2,985,000   Silver Lake Sanitary District, Waushara County, Wisconsin, Sewer System Mortgage    10/02 at 100    N/R     3,481,853
                  Revenue Bonds, 8.000%, 10/01/18 (Pre-refunded to 10/01/02)

               WYOMING - 0.9%

   4,000,000   Wyoming Community Development Authority, Single Family Mortgage Bonds (Federally    11/99 at 103     Aa     4,150,800
                  Insured or Guaranteed Mortgage Loans), 1988 Series E, 7.750%, 6/01/09 (Alternative
                  Minimum Tax)
------------
$436,105,755   Total Investments - (cost $407,366,927) - 98.2%                                                           440,890,361
============                                                                                                            ------------
               Temporary Investments in Short-Term Municipal Securities - 0.4%

$  1,700,000   Clark County, Nevada, Variable Rate Demand Industrial Development Revenue Bonds                  VMIG-1     1,700,000
============      (Nevada Cogeneration Associates #1 Project), Series 1991, 4.350%, 11/01/21+                           ------------
                  (Alternative Minimum Tax)
               Other Assets Less Liabilities - 1.4%                                                                        6,216,316
                                                                                                                        ------------
               Net Assets - 100%                                                                                        $448,806,677
               =====================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Statement of Net Assets
October 31, 1997
                                                           Investment Quality       Select Quality        Quality Income
ASSETS
Investments in municipal securities,
   at market value (note 1)                                    $  795,372,701       $  740,407,801       $1,218,925,089
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                            3,200,000            7,300,000                 --
Cash                                                                  372,455              572,788              803,053
Receivables:
   Interest                                                        15,574,469           13,989,115           24,500,784
   Investments sold                                                   153,574              953,032               70,000
Other assets                                                            2,407               23,909                1,315
                                                               --------------       --------------       --------------
      Total assets                                                814,675,606          763,246,645        1,244,300,241
                                                               --------------       --------------       --------------
LIABILITIES
Payable for investments purchased                                   1,642,333                 --                   --
Accrued expenses:
   Management fees (note 6)                                           428,696              402,966              649,575
   Other                                                              257,020              256,703              451,529
Preferred share dividends payable                                      85,456               80,540              104,226
Common share dividends payable                                      2,925,519            2,736,434            4,559,040
                                                               --------------       --------------       --------------
      Total liabilities                                             5,339,024            3,476,643            5,764,370
                                                               --------------       --------------       --------------
Net assets (note 7)                                            $  809,336,582       $  759,770,002       $1,238,535,871
                                                               ==============       ==============       ==============
Preferred shares, at liquidation value                         $  250,000,000       $  240,000,000       $  400,000,000
                                                               ==============       ==============       ==============
Preferred shares outstanding                                           10,000                9,600               16,000
                                                               ==============       ==============       ==============
Common shares outstanding                                          35,460,842           33,575,882           53,322,102
                                                               ==============       ==============       ==============
Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation
   value, divided by Common shares outstanding)                $        15.77       $        15.48       $        15.73
                                                               ==============       ==============       ==============

See accompanying notes to financial statements.

Statement of Net Assets
October 31, 1997
                                                                                          Premier Income
ASSETS
Investments in municipal securities, at market value (note 1)                               $440,890,361
Temporary investments in short-term municipal securities, at amortized cost, which
   approximates market value (note 1)                                                          1,700,000
Cash                                                                                             261,240
Receivables:
   Interest                                                                                    8,063,965
   Investments sold                                                                               30,000
Other assets                                                                                       6,305
                                                                                            ------------

      Total assets                                                                           450,951,871
                                                                                            ------------
LIABILITIES
Payable for investments purchased                                                                   --
Accrued expenses:
   Management fees (note 6)                                                                      241,393
   Other                                                                                         177,235
Preferred share dividends payable                                                                 26,680
Common share dividends payable                                                                 1,699,886
                                                                                            ------------
      Total liabilities                                                                        2,145,194
                                                                                            ------------
Net assets (note 7)                                                                         $448,806,677
                                                                                            ============
Preferred shares, at liquidation value                                                      $140,000,000
                                                                                            ============
Preferred shares outstanding                                                                       5,600
                                                                                            ============
Common shares outstanding                                                                     19,766,122
                                                                                            ============
Net asset value per Common share outstanding (net assets less Preferred shares
   at liquidation value, divided by Common shares outstanding)                              $      15.62
                                                                                            ============

See accompanying notes to financial statements.

Statement of Operations
Year ended October 31, 1997
                                                     Investment Quality Select Quality  Quality Income
INVESTMENT INCOME
Tax-exempt interest income (note 1)                        $ 50,655,508   $ 47,690,653    $ 78,269,330
                                                           ------------   ------------    ------------

EXPENSES
   Management fees (note 6)                                   5,006,594      4,694,773       7,577,975
   Preferred shares - auction fees                              626,570        601,507       1,002,512
   Preferred shares - dividend disbursing agent fees             40,638         49,636          54,898
   Shareholders' servicing agent fees and expenses               93,653         83,851         138,271
   Custodian's fees and expenses                                107,655        102,608         152,495
   Directors' fees and expenses (note 6)                          5,695          5,377           8,734
   Professional fees                                             24,241         24,009          26,160
   Shareholders' reports - printing and mailing expenses        186,304        178,272         289,323
   Stock exchange listing fees                                   33,710         33,862          49,946
   Investor relations expense                                    63,267         58,720          95,901
   Other expenses                                                40,381         36,912          55,020
                                                           ------------   ------------    ------------

      Total expenses                                          6,228,708      5,869,527       9,451,235
                                                           ------------   ------------    ------------
Net investment income                                        44,426,800     41,821,126      68,818,095
                                                           ------------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                            1,863,026       (260,112)      1,030,758
Net change in unrealized appreciation or depreciation
   of investments                                             8,788,246     12,637,266      13,732,677
                                                           ------------   ------------    ------------
Net gain from investments                                    10,651,272     12,377,154      14,763,435
                                                           ------------   ------------    ------------
Net increase in net assets from operations                 $ 55,078,072   $ 54,198,280    $ 83,581,530
                                                           ============   ============    ============

See accompanying notes to financial statements.

Statement of Operations
Year ended October 31, 1997

                                                                 Premier Income
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                $ 28,192,563
                                                                   ------------

EXPENSES
   Management fees (note 6)                                           2,814,847
   Preferred shares - auction fees                                      350,878
   Preferred shares - dividend disbursing agent fees                     23,562
   Shareholders' servicing agent fees and expenses                       50,737
   Custodian's fees and expenses                                         71,974
   Directors' fees and expenses (note 6)                                  3,239
   Professional fees                                                     21,291
   Shareholders' reports - printing and mailing expenses                122,315
   Stock exchange listing fees                                           24,321
   Investor relations expense                                            34,853
   Other expenses                                                        25,415
                                                                   ------------

      Total expenses                                                  3,543,432
                                                                   ------------
Net investment income                                                24,649,131
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
   FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                      (33,540)
Net change in unrealized appreciation or depreciation
   of investments                                                     6,209,013
                                                                   ------------
Net gain from investments                                             6,175,473
                                                                   ------------
Net increase in net assets from operations                         $ 30,824,604
                                                                   ============

See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                       Investment Quality                     Select Quality
                                                  Year ended         Year ended         Year ended         Year ended
                                                    10/31/97           10/31/96           10/31/97           10/31/96
OPERATIONS
Net investment income                         $   44,426,800    $    45,525,573    $    41,821,126    $    42,356,923
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                    1,863,026          1,504,856           (260,112)          (606,382)
Net change in unrealized appreciation or
   depreciation of investments                     8,788,246         (7,671,673)        12,637,266         (4,774,830)
                                              --------------    ---------------    ---------------    ---------------
Net increase in net assets from operations        55,078,072         39,358,756         54,198,280         36,975,711
                                              --------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
      Common shareholders                        (35,722,144)       (36,524,778)       (33,652,304)       (54,531,750)
      Preferred shareholders                      (8,784,807)        (9,160,050)        (8,525,310)        (8,711,507)
From accumulated net realized gains from
  investment transactions:
      Common shareholders                               --                 --                 --                 --
      Preferred shareholders                            --                 --                 --                 --
                                              --------------    ---------------    ---------------    ---------------
Decrease in net assets from distributions
   to shareholders                               (44,506,951)       (45,684,828)       (42,177,614)       (68,564,449)
                                              --------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                                  416,095            454,280          2,690,547            749,508
                                              --------------    ---------------    ---------------    ---------------
Net increase in net assets from capital
   share transactions                                416,095            454,280          2,690,547            749,508
                                              --------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets          10,987,216         (5,871,792)        14,711,213         (4,824,327)
Net assets at beginning of year                  798,349,366        804,221,158        745,058,789        749,883,116
                                              --------------    ---------------    ---------------    ---------------
Net assets at end of year                     $  809,336,582    $   798,349,366    $   759,770,002    $   745,058,789
                                              --------------    ---------------    ---------------    ---------------


Balance of undistributed net investment
   income at end of year                      $      923,978    $     1,004,129    $       489,055    $       845,543
                                              ==============    ===============    ===============    ===============

                                                        Quality Income
                                                 Year ended         Year Ended
                                                   10/31/97           10/31/96
OPERATIONS
Net investment income                       $    68,818,095    $    68,911,832
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                   1,030,758           (491,071)
Net change in unrealized appreciation or
   depreciation of investments                   13,732,677          1,379,318
                                            ---------------    ---------------
Net increase in net assets from operations       83,581,530         69,800,079
                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
      Common shareholders                       (54,531,750)       (54,457,859)
      Preferred shareholders                    (14,032,699)       (14,584,206)
From accumulated net realized gains from
  investment transactions:
      Common shareholders                              --                 --
      Preferred shareholders                           --                 --
                                            ---------------    ---------------
Decrease in net assets from distributions
   to shareholders                              (68,564,449)       (69,042,065)
                                            ---------------    ---------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                               3,855,955               --
                                            ---------------    ---------------
Net increase in net assets from capital
   share transactions                             3,855,955               --
                                            ---------------    ---------------
   Net increase (decrease) in net assets         18,873,036            758,014
Net assets at beginning of year               1,219,662,835      1,218,904,821
                                            ---------------    ---------------
Net assets at end of year                   $ 1,238,535,871    $ 1,219,662,835
                                            ===============    ===============
Balance of undistributed net investment
   income at end of year                    $     2,158,049    $     1,904,403
                                            ===============    ===============

See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                                                                       Premier Income
                                                                                                 Year ended       Year ended
                                                                                                   10/31/97         10/31/96
OPERATIONS
Net investment income                                                                         $  24,649,131    $  24,906,103
Net realized gain (loss) from investment transactions (notes 1 and 4)                               (33,540)         959,626
Net change in unrealized appreciation or depreciation of investments                              6,209,013        1,395,464
                                                                                              -------------    -------------
Net increase in net assets from operations                                                       30,824,604       27,261,193
                                                                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
      Common shareholders                                                                       (20,325,882)     (19,922,661)
      Preferred shareholders                                                                     (4,752,424)      (5,053,788)
From accumulated net realized gains from investment transactions:
      Common shareholders                                                                          (766,737)      (1,184,250)
      Preferred shareholders                                                                       (192,920)        (328,412)
                                                                                              -------------    -------------
Decrease in net assets from distributions to shareholders                                       (26,037,963)     (26,489,111)
                                                                                              -------------    -------------
CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions       1,866,897             --
                                                                                              -------------    -------------
Net increase in net assets from capital share transactions                                        1,866,897             --
                                                                                              -------------    -------------
   Net increase (decrease) in net assets                                                          6,653,538          772,082
Net assets at beginning of year                                                                 442,153,139      441,381,057
                                                                                              -------------    -------------
Net assets at end of year                                                                     $ 448,806,677    $ 442,153,139
                                                                                              =============    =============
Balance of undistributed net investment income at end of year                                 $     895,451    $   1,324,626
                                                                                              =============    =============

See accompanying notes to financial statements.

Notes to Financial Statements

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Investment Quality Municipal Fund, Inc. (NQM), Nuveen Select Quality Municipal Fund, Inc. (NQS), Nuveen Quality Income Municipal Fund, Inc. (NQU) and Nuveen Premier Municipal Income Fund, Inc.
(NPF).

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments. At October 31, 1997, Investment Quality had a delayed delivery purchase commitment of $1,642,333. There were no such purchase commitments in any of the other funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended October 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                Investment Quality   Select Quality    Quality Income
Number of shares:
   Series M                                  2,500            2,000             3,000
   Series T                                  2,500            2,000             3,000
   Series W                                  2,500            2,800             3,000
   Series Th                                 --               --                4,000
   Series F                                  2,500            2,800             3,000
                                            ------            -----            ------
Total                                       10,000            9,600            16,000
                                            ======            =====            ======
                                                                       Premier Income
Number of shares:
   Series M                                                                    --
   Series T                                                                    2,800
   Series W                                                                    --
   Series Th                                                                   2,800
   Series F                                                                    --
                                                                               -----
Total                                                                          5,600
                                                                               =====

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.


2. FUND SHARES
Transactions in Common shares were as follows:

                                    Investment Quality           Select Quality             Quality Income
                                  Year ended  Year ended     Year ended  Year ended     Year ended  Year ended
                                    10/31/97    10/31/96       10/31/97    10/31/96       10/31/97    10/31/96
Shares issued to shareholders
   due to reinvestment
   of distributions                   26,629      29,711        175,523      49,729        244,283          --
                                      ======      ======        =======      ======        =======        ====
                                                                                            Premier Income
                                                                                        Year ended  Year ended
                                                                                          10/31/97    10/31/96
Shares issued to shareholders
   due to reinvestment
   of distributions                                                                        119,104          --
                                                                                           =======        ====

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On November 3, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid December 1, 1997, to shareholders of record on November 15, 1997, as follows:

                                                          Investment Quality   Select Quality    Quality Income
Dividend per share                                                    $.0825           $.0815            $.0855
                                                                      ======           ======            ======
                                                                                                 Premier Income
Dividend per share                                                                                       $.0860
                                                                                                         ======

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended October 31, 1997, were as follows:

                                                  Investment Quality  Select Quality Quality Income
Purchases:
   Investments in municipal securities                   $110,231,418   $ 77,818,682   $113,683,740
   Temporary municipal investments                        116,375,000     93,900,000     24,900,000

Sales and Maturities:
   Investments in municipal securities                    106,106,831     70,460,904    108,838,272
   Temporary municipal investments                        115,975,000     91,000,000     24,900,000
                                                         ============   ============   ============
                                                                                     Premier Income
Purchases:
   Investments in municipal securities                                                 $ 23,741,866
   Temporary municipal investments                                                       22,200,000

Sales and Maturities:
   Investments in municipal securities                                                   23,833,028
   Temporary municipal investments                                                       21,300,000
                                                                                       ============

At October 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At October 31, 1997, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

                                                 Select Quality     Quality Income  Premier Income
Expiration year:
   2002                                              $6,626,291         $4,493,498          $   --
   2003                                                 424,861            757,201              --
   2004                                                 606,382            486,077              --
   2005                                                 260,112                 --          33,540
                                                     ----------         ----------         -------
Total                                                $7,917,646         $5,736,776         $33,540
                                                     ==========         ==========         =======

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 1997, were as follows:

                                     Investment Quality   Select Quality    Quality  Income
Gross unrealized:
   appreciation                            $ 63,371,185      $59,405,162       $100,324,532
   depreciation                                 (39,586)          (3,465)            (2,148)
                                           ------------      -----------       ------------
Net unrealized appreciation                $ 63,331,599      $59,401,697       $100,322,384
                                           ============      ===========       ============
                                                                           Premier Income
Gross unrealized:
   appreciation                                                               $33,523,476
   depreciation                                                                       (42)
                                                                              -----------
Net unrealized appreciation                                                   $33,523,434
                                                                              ===========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

Average daily net asset value                Management fee
For the first $125 million                   .6500 of 1%
For the next $125 million                    .6375 of 1
For the next $250 million                    .6250 of 1
For the next $500 million                    .6125 of 1
For the next $1 billion                      .6000 of 1
For net assets over $2 billion               .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At October 31, 1997, net assets consisted of:
                                                                 Investment Quality     Select Quality     Quality Income
Preferred shares, $25,000 stated value per share,
   at liquidation value                                             $   250,000,000    $   240,000,000    $   400,000,000
Common shares, $.01 par value per share                                     354,608            335,759            533,221
Paid-in surplus                                                         494,267,732        467,461,137        741,258,993
Balance of undistributed net investment income                              923,978            489,055          2,158,049
Accumulated net realized gain (loss) from
   investment transactions                                                  458,665         (7,917,646)        (5,736,776)
Net unrealized appreciation of investments                               63,331,599         59,401,697        100,322,384
                                                                    ---------------    ---------------    ---------------
   Net assets                                                       $   809,336,582    $   759,770,002    $ 1,238,535,871
                                                                    ===============    ===============    ===============

Authorized shares:
   Common                                                               200,000,000        200,000,000        200,000,000
   Preferred                                                              1,000,000          1,000,000          1,000,000
                                                                    ===============    ===============    ===============
                                                                                                           Premier Income
Preferred shares, $25,000 stated value per share,
   at liquidation value                                                                                   $   140,000,000
Common shares, $.01 par value per share                                                                           197,661
Paid-in surplus                                                                                               274,223,671
Balance of undistributed net investment income                                                                    895,451
Accumulated net realized gain (loss) from
   investment transactions                                                                                        (33,540)
Net unrealized appreciation of investments                                                                     33,523,434
                                                                                                          ---------------
   Net assets                                                                                             $   448,806,677
                                                                                                          ===============
Authorized shares:
   Common                                                                                                     200,000,000
   Preferred                                                                                                    1,000,000
                                                                                                          ===============

8. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At October 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                    Investment Quality     Select Quality    Quality Income
Revenue Bonds:
   Housing Facilities                                               20%               20%               19%
   Health Care Facilities                                           15                 4                 6
   Transportation                                                    1                10                10
   Utilities                                                         7                 9                 2
   Pollution Control Facilities                                      4                 8                 4
   Educational Facilities                                            4                 2                 1
   Water / Sewer Facilities                                          3                 6                 5
   Industrial Development                                            2                --                 2
   Lease Rental Facilities                                           3                 1                 2
   Other                                                             5                 2                 8
General Obligation Bonds                                             5                 8                 8
Escrowed Bonds                                                      31                30                33
                                                                   ---               ---               ---
                                                                   100%              100%              100%
                                                                   ===               ===               ===
                                                                                             Premier Income
Revenue Bonds:
   Housing Facilities                                                                                   29%
   Health Care Facilities                                                                                7
   Transportation                                                                                        5
   Utilities                                                                                             1
   Pollution Control Facilities                                                                          1
   Educational Facilities                                                                                7
   Water / Sewer Facilities                                                                              1
   Industrial Development                                                                                3
   Lease Rental Facilities                                                                               1
   Other                                                                                                 4
General Obligation Bonds                                                                                10
Escrowed Bonds                                                                                          31
                                                                                                       ---
                                                                                                       100%
                                                                                                       ===

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (59% for Investment Quality, 52% for Select Quality, 49% for Quality Income and 35% for Premier Income). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial Highlights
Selected data for a common share outstanding throughout each period is as follows:
                                                                                                 Dividends from tax-exempt
                                                         Operating performance                     net investment income
                                               -----------------------------------          ---------------------------------
                             Net asset                                Net realized
                                 value                Net           and unrealized
                             beginning         investment               gain (loss)            To Common         To Preferred
                             of period             income         from investments          Shareholders        Shareholders+
Investment Quality
Year ended 10/31:
    1997                        $15.48              $1.25                   $  .30               $(1.01)             $(.25)
    1996                         15.65               1.29                     (.17)               (1.03)              (.26)
    1995                         14.65               1.33                     1.04                (1.08)              (.29)
    1994                         16.45               1.32                    (1.76)               (1.12)              (.24)
    1993                         15.34               1.40                     1.19                (1.23)              (.21)
    1992                         15.13               1.44                      .17                (1.16)              (.24)
    1991                         13.93               1.46                     1.18                (1.09)              (.35)
6/21/90 to
    10/31/90                     14.05                .32                     (.03)               (.18)               (.03)
Select Quality
Year ended 10/31:
    1997                         15.12               1.25                      .37                (1.01)              (.25)
    1996                         15.29               1.27                     (.17)               (1.01)              (.26)
    1995                         14.03               1.30                     1.30                (1.05)              (.29)
    1994                         16.13               1.31                    (2.06)               (1.08)              (.25)
    1993                         14.92               1.35                     1.30                (1.22)              (.22)
    1992                         14.64               1.38                      .19                (1.05)              (.24)
3/21/91 to
    10/31/91                     14.05                .65                      .68                 (.43)              (.12)
Quality Income
Year ended 10/31:
    1997                         15.44               1.29                      .29                (1.03)              (.26)
    1996                         15.43               1.30                      .02                (1.03)              (.28)
    1995                         14.20               1.31                     1.26                (1.03)              (.31)
    1994                         16.40               1.32                    (2.14)               (1.10)              (.26)
    1993                         14.62               1.34                     1.82                (1.15)              (.23)
    1992                         14.29               1.33                      .27                (1.02)              (.25)
6/19/91 to
    10/31/91                     14.05                .28                      .33                 (.17)              (.02)
Premier Income
Year ended 10/31:
    1997                         15.38               1.25                      .31                (1.03)              (.24)
    1996                         15.34               1.27                      .12                (1.01)              (.26)
    1995                         14.08               1.28                     1.34                (1.01)              (.28)
    1994                         15.98               1.26                    (1.87)               (1.04)              (.24)
    1993                         14.07               1.25                     1.85                 (.97)              (.19)
12/19/91 to
    10/31/92                     14.05                .74                      .19                 (.64)              (.09)

                                Distributions from
                                  capital gains
                           ---------------------------
                                                        Organization and
                                                      offering costs and                         Per common
                                                         Preferred share          Net asset           share
                              To Common  To Preferred       underwriting              value    market value
                           Shareholders  Shareholders+         discounts      end of period   end of period
Investment Quality

Year ended 10/31:
    1997                            $--            $--               $--             $15.77       $15.5625
    1996                             --             --                --              15.48        15.0000
    1995                             --             --                --              15.65        15.1250
    1994                             --             --                --              14.65        13.3750
    1993                           (.03)          (.01)               --              16.45        17.5000
    1992                             --             --                --              15.34        15.7500
    1991                             --             --                --              15.13        16.0000
6/21/90 to
    10/31/90                         --             --              (.20)             13.93        14.2500
Select Quality
Year ended 10/31:
    1997                             --             --                --               15.48        15.5000
    1996                             --             --                --               15.12        15.1250
    1995                             --             --                --               15.29        14.7500
    1994                          (.02)             --                --               14.03        13.1250
    1993                             --             --                --               16.13        16.5000
    1992                             --             --                --               14.92        14.7500
3/21/91 to
    10/31/91                         --             --              (.19)              14.64        15.0000
Quality Income
Year ended 10/31:
    1997                             --             --                --               15.73        16.3125
    1996                             --             --                --               15.44        15.2500
    1995                             --             --                --               15.43        14.7500
    1994                          (.02)             --                --               14.20        12.8750
    1993                             --             --                --               16.40        16.3750
    1992                             --             --                --               14.62        14.2500
6/19/91 to
    10/31/91                         --             --              (.18)              14.29        14.6250
Premier Income
Year ended 10/31:
    1997                          (.04)          (.01)                --               15.62        16.5000
    1996                          (.06)          (.02)                --               15.38        15.1250
    1995                          (.06)          (.01)                --               15.34        14.6250
    1994                          (.01)             --                --               14.08        12.7500
    1993                          (.03)             --                --               15.98        15.2500
12/19/91 to
    10/31/92                         --             --              (.18)              14.07        14.0000
                                                                                  Ratios/Supplemental data
                                                              -------------------------------------------------------------
                                                                                             Ratio of net
                                Total                                             Ratio of     investment
                           investment   Total return             Net assets    expenses to      income to   Portfolio
                            return on         on net          end of period        average        average    turnover
                         market value**  asset value**        (in thousands)    net assets++   net assets++      rate
Investment Quality
Year ended 10/31:
    1997                         10.82%          8.68%             $809,337         .78%         5.56%            14%
    1996                          6.13           5.70               798,349         .78          5.71              8
    1995                         21.89          14.71               804,221         .78          5.97             11
    1994                        (17.87)         (4.32)              768,723         .79          5.83              7
    1993                         19.75          16.01               828,931         .77          6.02             14
    1992                          5.67           9.29               783,237         .74          6.37              5
    1991                         20.66          17.08               769,837         .75          6.67              3
6/21/90 to
    10/31/90                     (3.80)           .42               724,011         .72*         6.06*           --
Select Quality
Year ended 10/31:
    1997                          9.43           9.35               759,770         .78          5.59             10
    1996                          9.71           5.71               745,059         .78          5.69             13
    1995                         21.03          17.03               749,883         .79          5.91              7
    1994                        (14.45)         (6.43)              707,388         .80          5.89             11
    1993                         20.73          16.87               773,423         .81          5.87              8
    1992                          5.41           9.32               727,874         .79          6.18              5
3/21/91 to
    10/31/91                       2.91          7.33               713,377         .79*         5.81*             1
Quality Income
Year ended 10/31:
    1997                         14.22           8.81             1,238,536         .77          5.62              9
    1996                         10.61           6.93             1,219,663         .77          5.67             11
    1995                         23.26          16.51             1,218,905         .78          5.86             17
    1994                        (15.32)         (6.86)            1,153,729         .79          5.78             12
    1993                         23.62          20.73             1,269,375         .80          5.78              7
    1992                          4.35           9.64             1,170,752         .78          5.95              8
6/19/91 to
    10/31/91                     (1.39)          2.91             1,146,962         .74*         5.13*            --
Premier Income
Year ended 10/31:
    1997                         16.81           8.85               448,807         .80          5.57              5
    1996                         11.00           7.51               442,153         .81          5.66              8
    1995                         23.92          17.15               441,381         .80          5.84             22
    1994                        (10.05)         (5.51)              416,566         .81          5.66             31
    1993                         16.68          21.31               453,895         .82          5.59             12
12/19/91 to
    10/31/92                     (2.47)          4.73               415,743         .79*         4.91*            14

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to preferred shareholders.

Independent Auditor's Report


THE BOARD OF DIRECTORS AND SHAREHOLDERS
NUVEEN INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN PREMIER MUNICIPAL INCOME FUND, INC.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. as of October 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. at October 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

Ernst & Young LLP

Chicago, Illinois
December 12, 1997

Fund Information

BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

(800) 257-8787

LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

(continued from inside front cover)
before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.


FLEXIBILITY
You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can also reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at (800) 257-8787.

Serving Investors for Generations

Photo of: John Nuveen, Sr.

Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies whose aim is to provide consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to help ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or preservation of capital, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


NUVEEN

John Nuveen &Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 257-8787
www.nuveen.com


FAN-3.10.97